UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2013.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.6%
22,079	American Credit Acceptance Receivables Trust, Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	22,189
61,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2, 0.740%, 11/08/16	61,046
25,154	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.549%, 04/25/36	23,391
151,070	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	156,966
	CNH Equipment Trust,
23,585	Series 2011-A, Class A3, 1.200%, 05/16/16	23,634
80,000	Series 2011-A, Class A4, 2.040%, 10/17/16	81,234
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.739%, 04/25/34	1,022
120,000	Series 2004-1, Class M1, VAR, 0.929%, 03/25/34	111,537
23,481	Series 2004-1, Class M2, VAR, 1.004%, 03/25/34	22,375
14,940	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.482%, 02/15/34	12,562
	HLSS Servicer Advance Receivables Backed Notes,
257,000	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	256,846
180,000	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	179,388
	Hyundai Auto Receivables Trust,
169,000	Series 2013-A, Class A3, 0.560%, 07/17/17	168,723
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	198,374
53,843	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.529%, 07/25/34 (e)	53,263
	Long Beach Mortgage Loan Trust,
150,500	Series 2003-4, Class M1, VAR, 1.199%, 08/25/33	138,613
190,000	Series 2004-1, Class M1, VAR, 0.929%, 02/25/34	173,833
49,876	Series 2004-1, Class M2, VAR, 1.004%, 02/25/34	48,208
22,604	Series 2006-WL2, Class 2A3, VAR, 0.379%, 01/25/36	20,334
102,000	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	101,290
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.629%, 03/25/35	118,745
501,402	Normandy Mortgage Loan Trust, Series 2013-NPL3, Class A, 4.949%, 09/16/43 (e)	501,402
155,301	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.116%, 10/25/34	152,890
8,852	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.819%, 11/25/33	6,823
143,220	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	142,504
	Santander Drive Auto Receivables Trust,
93,575	Series 2011-1, Class B, 2.350%, 11/16/15	94,107
12,737	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	12,746
48,985	SNAAC Auto Receivables Trust, Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	48,933
450,000	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	447,688
31,137	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	31,196

	Total Asset-Backed Securities (Cost $3,450,727)	3,411,862

Collateralized Mortgage Obligations — 29.8%
	Agency CMO — 21.1%
157,191	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	176,665
	Federal Home Loan Mortgage Corp. REMIC,
853	Series 1065, Class J, 9.000%, 04/15/21	1,015
2,679	Series 11, Class D, 9.500%, 07/15/19	2,847
72,914	Series 1113, Class J, 8.500%, 06/15/21	79,362
4,856	Series 1250, Class J, 7.000%, 05/15/22	5,726
9,783	Series 1316, Class Z, 8.000%, 06/15/22	11,166
16,230	Series 1324, Class Z, 7.000%, 07/15/22	18,384
71,887	Series 1343, Class LA, 8.000%, 08/15/22	85,019
14,798	Series 1343, Class LB, 7.500%, 08/15/22	17,554

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,402	Series 1394, Class ID, IF, 9.566%, 10/15/22	13,106
9,884	Series 1395, Class G, 6.000%, 10/15/22	10,694
7,014	Series 1505, Class Q, 7.000%, 05/15/23	7,793
12,938	Series 1518, Class G, IF, 8.880%, 05/15/23	15,326
12,951	Series 1541, Class O, VAR, 2.220%, 07/15/23	13,416
292,344	Series 1577, Class PV, 6.500%, 09/15/23	303,804
236,878	Series 1584, Class L, 6.500%, 09/15/23	264,663
51	Series 1596, Class D, 6.500%, 10/15/13	51
37	Series 1607, Class SA, HB, IF, 21.260%, 10/15/13	37
4,761	Series 1609, Class LG, IF, 16.938%, 11/15/23	5,205
254,371	Series 1633, Class Z, 6.500%, 12/15/23	284,086
285,554	Series 1638, Class H, 6.500%, 12/15/23	319,470
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	3,256
48,060	Series 1694, Class PK, 6.500%, 03/15/24	50,488
9,771	Series 1700, Class GA, PO, 02/15/24	9,313
33,639	Series 1798, Class F, 5.000%, 05/15/23	36,407
66,098	Series 1863, Class Z, 6.500%, 07/15/26	73,599
4,026	Series 1865, Class D, PO, 02/15/24	3,399
23,631	Series 1981, Class Z, 6.000%, 05/15/27	26,605
31,394	Series 1987, Class PE, 7.500%, 09/15/27	35,052
126,787	Series 1999, Class PU, 7.000%, 10/15/27	145,659
177,833	Series 2031, Class PG, 7.000%, 02/15/28 (m)	202,256
7,747	Series 2033, Class SN, HB, IF, 27.146%, 03/15/24	5,113
177,601	Series 2035, Class PC, 6.950%, 03/15/28	204,788
12,704	Series 2038, Class PN, IO, 7.000%, 03/15/28	1,914
41,719	Series 2054, Class PV, 7.500%, 05/15/28	48,398
205,923	Series 2057, Class PE, 6.750%, 05/15/28	234,511
57,664	Series 2064, Class TE, 7.000%, 06/15/28	66,621
43,141	Series 2075, Class PH, 6.500%, 08/15/28	48,875
142,513	Series 2095, Class PE, 6.000%, 11/15/28	159,310
970	Series 2102, Class TU, 6.000%, 12/15/13	973
2,521	Series 2115, Class PE, 6.000%, 01/15/14	2,531
8,743	Series 2132, Class SB, HB, IF, 29.759%, 03/15/29	16,893
14,837	Series 2134, Class PI, IO, 6.500%, 03/15/19	1,957
205	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
70,146	Series 2178, Class PB, 7.000%, 08/15/29	80,774
111,021	Series 2182, Class ZB, 8.000%, 09/15/29	130,517
3,818	Series 22, Class C, 9.500%, 04/15/20	4,253
17,888	Series 2247, Class Z, 7.500%, 08/15/30	20,908
214,447	Series 2259, Class ZC, 7.350%, 10/15/30	249,080
3,811	Series 2261, Class ZY, 7.500%, 10/15/30	4,439
65,437	Series 2283, Class K, 6.500%, 12/15/23	72,664
8,889	Series 2306, Class K, PO, 05/15/24	8,543
21,333	Series 2306, Class SE, IF, IO, 7.740%, 05/15/24	3,448
24,295	Series 2325, Class PM, 7.000%, 06/15/31	26,191
139,560	Series 2344, Class ZD, 6.500%, 08/15/31	151,117
24,834	Series 2344, Class ZJ, 6.500%, 08/15/31	27,926
13,870	Series 2345, Class NE, 6.500%, 08/15/31	15,733
70,126	Series 2345, Class PQ, 6.500%, 08/15/16	73,874
26,169	Series 2355, Class BP, 6.000%, 09/15/16	27,378
88,271	Series 2359, Class ZB, 8.500%, 06/15/31	106,906
204,378	Series 2367, Class ME, 6.500%, 10/15/31	218,217
21,721	Series 2390, Class DO, PO, 12/15/31	19,907
36,995	Series 2391, Class QR, 5.500%, 12/15/16	38,725
35,043	Series 2394, Class MC, 6.000%, 12/15/16	36,818
36,733	Series 2410, Class OE, 6.375%, 02/15/32	39,882
37,584	Series 2410, Class QS, IF, 19.026%, 02/15/32	59,104
37,631	Series 2410, Class QX, IF, IO, 8.468%, 02/15/32	8,926
31,150	Series 2412, Class SP, IF, 15.735%, 02/15/32	42,283
77,404	Series 2423, Class MC, 7.000%, 03/15/32	89,892

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
131,931	Series 2423, Class MT, 7.000%, 03/15/32	152,339
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	251,158
51,517	Series 2444, Class ES, IF, IO, 7.768%, 03/15/32	10,328
34,345	Series 2450, Class SW, IF, IO, 7.818%, 03/15/32	6,931
106,879	Series 2455, Class GK, 6.500%, 05/15/32	121,381
71,096	Series 2484, Class LZ, 6.500%, 07/15/32	79,973
309,584	Series 2500, Class MC, 6.000%, 09/15/32	343,350
18,667	Series 2503, Class BH, 5.500%, 09/15/17	19,805
161,336	Series 2527, Class BP, 5.000%, 11/15/17	170,163
104,526	Series 2535, Class BK, 5.500%, 12/15/22	115,338
3,135,147	Series 2543, Class YX, 6.000%, 12/15/32 (m)	3,513,089
245,941	Series 2544, Class HC, 6.000%, 12/15/32	275,628
413,366	Series 2575, Class ME, 6.000%, 02/15/33	463,166
1,305,643	Series 2578, Class PG, 5.000%, 02/15/18	1,380,747
31,648	Series 2586, Class WI, IO, 6.500%, 03/15/33	6,782
62,350	Series 2626, Class NS, IF, IO, 6.368%, 06/15/23	5,473
30,092	Series 2638, Class DS, IF, 8.418%, 07/15/23	34,460
151,980	Series 2647, Class A, 3.250%, 04/15/32	157,041
665,966	Series 2651, Class VZ, 4.500%, 07/15/18	698,980
1,272,932	Series 2656, Class BG, 5.000%, 10/15/32	1,334,056
166,460	Series 2682, Class LC, 4.500%, 07/15/32	173,177
9,898	Series 2755, Class SA, IF, 13.835%, 05/15/30	10,172
16,070	Series 2780, Class JG, 4.500%, 04/15/19	16,611
604,281	Series 2827, Class DG, 4.500%, 07/15/19	636,635
9,992	Series 2989, Class PO, PO, 06/15/23	9,977
300,000	Series 3047, Class OD, 5.500%, 10/15/35	337,414
227,967	Series 3085, Class VS, HB, IF, 27.991%, 12/15/35	383,791
73,694	Series 3117, Class EO, PO, 02/15/36	69,758
69,028	Series 3260, Class CS, IF, IO, 5.958%, 01/15/37	9,745
195,345	Series 3385, Class SN, IF, IO, 5.818%, 11/15/37	24,612
209,333	Series 3387, Class SA, IF, IO, 6.238%, 11/15/37	30,812
187,381	Series 3451, Class SA, IF, IO, 5.868%, 05/15/38	27,780
539,278	Series 3455, Class SE, IF, IO, 6.018%, 06/15/38	81,487
556,128	Series 3688, Class NI, IO, 5.000%, 04/15/32	63,175
172,898	Series 3759, Class HI, IO, 4.000%, 08/15/37	20,517
249,697	Series 3772, Class IO, IO, 3.500%, 09/15/24	16,956
570	Series 47, Class F, 10.000%, 06/15/20	659
479	Series 99, Class Z, 9.500%, 01/15/21	548
	Federal Home Loan Mortgage Corp. STRIPS,
185,828	Series 233, Class 11, IO, 5.000%, 09/15/35	33,253
253,560	Series 239, Class S30, IF, IO, 7.518%, 08/15/36	39,691
474,150	Series 262, Class 35, 3.500%, 07/15/42	481,058
481,645	Series 299, Class 300, 3.000%, 01/15/43	482,025
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
18,273	Series T-41, Class 3A, VAR, 6.700%, 07/25/32	21,323
118,337	Series T-54, Class 2A, 6.500%, 02/25/43	141,307
54,051	Series T-54, Class 3A, 7.000%, 02/25/43	64,478
222,781	Series T-56, Class APO, PO, 05/25/43	205,129
31,298	Series T-58, Class APO, PO, 09/25/43	26,160
	Federal National Mortgage Association REMIC,
6,039	Series 1988-16, Class B, 9.500%, 06/25/18	6,669
4,408	Series 1989-83, Class H, 8.500%, 11/25/19	4,987
858	Series 1990-1, Class D, 8.800%, 01/25/20	976
5,511	Series 1990-10, Class L, 8.500%, 02/25/20	6,256
621	Series 1990-93, Class G, 5.500%, 08/25/20	639
20	Series 1990-140, Class K, HB, IO, 652.145%, 12/25/20	213

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,336	Series 1990-143, Class J, 8.750%, 12/25/20	1,556
20,715	Series 1992-101, Class J, 7.500%, 06/25/22	23,555
10,989	Series 1992-143, Class MA, 5.500%, 09/25/22	11,966
35,121	Series 1993-146, Class E, PO, 05/25/23	34,028
81,467	Series 1993-155, Class PJ, 7.000%, 09/25/23	94,458
2,525	Series 1993-165, Class SD, IF, 12.833%, 09/25/23	3,318
12,592	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	15,179
107,595	Series 1993-203, Class PL, 6.500%, 10/25/23	119,701
11,098	Series 1993-205, Class H, PO, 09/25/23	10,734
597,347	Series 1993-223, Class PZ, 6.500%, 12/25/23	661,317
106,283	Series 1993-225, Class UB, 6.500%, 12/25/23	123,606
3,100	Series 1993-230, Class FA, VAR, 0.779%, 12/25/23	3,116
154,158	Series 1993-250, Class Z, 7.000%, 12/25/23	159,671
264,997	Series 1994-37, Class L, 6.500%, 03/25/24	295,013
2,247,282	Series 1994-72, Class K, 6.000%, 04/25/24	2,479,228
23,948	Series 1995-2, Class Z, 8.500%, 01/25/25	28,244
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	96,224
4,619	Series 1996-59, Class J, 6.500%, 08/25/22	5,086
173,426	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	7,403
19,941	Series 1997-39, Class PD, 7.500%, 05/20/27	23,516
43,347	Series 1997-46, Class PL, 6.000%, 07/18/27	47,681
103,643	Series 1997-61, Class ZC, 7.000%, 02/25/23	117,209
20,859	Series 1998-36, Class ZB, 6.000%, 07/18/28	22,916
38,625	Series 1998-43, Class SA, IF, IO, 16.980%, 04/25/23	13,701
55,109	Series 1998-46, Class GZ, 6.500%, 08/18/28	62,388
104,468	Series 1998-58, Class PC, 6.500%, 10/25/28	118,291
238,604	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	49,818
6,837	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	1,352
94,814	Series 2001-4, Class PC, 7.000%, 03/25/21	104,906
80,069	Series 2001-30, Class PM, 7.000%, 07/25/31	92,231
275,237	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	60,294
123,043	Series 2001-36, Class DE, 7.000%, 08/25/31	142,556
13,571	Series 2001-44, Class PD, 7.000%, 09/25/31	15,496
21,182	Series 2001-52, Class XN, 6.500%, 11/25/15	22,108
196,136	Series 2001-61, Class Z, 7.000%, 11/25/31	224,015
42,290	Series 2001-69, Class PG, 6.000%, 12/25/16	44,266
31,095	Series 2001-71, Class QE, 6.000%, 12/25/16	32,566
28,912	Series 2002-1, Class HC, 6.500%, 02/25/22	31,893
9,268	Series 2002-1, Class SA, HB, IF, 24.606%, 02/25/32	16,942
51,193	Series 2002-2, Class UC, 6.000%, 02/25/17	53,882
51,721	Series 2002-3, Class OG, 6.000%, 02/25/17	54,161
239,338	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	10,348
210,543	Series 2002-15, Class PO, PO, 04/25/32	201,601
91,604	Series 2002-28, Class PK, 6.500%, 05/25/32	104,036
295,992	Series 2002-62, Class ZE, 5.500%, 11/25/17	313,860
182,593	Series 2002-68, Class SH, IF, IO, 7.821%, 10/18/32	36,756
20,715	Series 2002-77, Class S, IF, 14.155%, 12/25/32	26,889
199,840	Series 2002-94, Class BK, 5.500%, 01/25/18	210,592
272,294	Series 2003-7, Class A1, 6.500%, 12/25/42	317,935
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	307,748

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
91,336	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	20,164
75,294	Series 2003-47, Class PE, 5.750%, 06/25/33	83,029
16,199	Series 2003-64, Class SX, IF, 13.294%, 07/25/33	18,458
29,017	Series 2003-66, Class PA, 3.500%, 02/25/33	30,040
47,668	Series 2003-71, Class DS, IF, 7.223%, 08/25/33	47,343
121,306	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	6,568
115,706	Series 2003-80, Class SY, IF, IO, 7.471%, 06/25/23	10,567
1,488,390	Series 2003-81, Class MC, 5.000%, 12/25/32	1,564,204
496,406	Series 2003-82, Class VB, 5.500%, 08/25/33	542,970
29,184	Series 2003-91, Class SD, IF, 12.202%, 09/25/33	35,150
251,259	Series 2003-116, Class SB, IF, IO, 7.421%, 11/25/33	49,429
1,404,434	Series 2003-128, Class DY, 4.500%, 01/25/24	1,524,766
18,114	Series 2003-130, Class SX, IF, 11.252%, 01/25/34	21,580
39,068	Series 2003-132, Class OA, PO, 08/25/33	38,145
953,544	Series 2004-2, Class OE, 5.000%, 05/25/23	1,004,333
118,835	Series 2004-4, Class QM, IF, 13.842%, 06/25/33	149,277
69,156	Series 2004-10, Class SC, HB, IF, 27.885%, 02/25/34	96,944
166,977	Series 2004-36, Class SA, IF, 19.033%, 05/25/34	229,215
108,141	Series 2004-46, Class SK, IF, 16.008%, 05/25/34	148,428
17,664	Series 2004-51, Class SY, IF, 13.882%, 07/25/34	22,733
87,797	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	103,799
278,167	Series 2004-75, Class VK, 4.500%, 09/25/22	279,982
93,284	Series 2004-76, Class CL, 4.000%, 10/25/19	97,682
2,054	Series 2004-92, Class JO, PO, 12/25/34	2,053
246,522	Series 2005-45, Class DC, HB, IF, 23.654%, 06/25/35	375,620
50,137	Series 2005-52, Class PA, 6.500%, 06/25/35	53,986
505,923	Series 2005-68, Class BC, 5.250%, 06/25/35	549,595
290,477	Series 2005-84, Class XM, 5.750%, 10/25/35	318,999
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	755,856
95,718	Series 2006-22, Class AO, PO, 04/25/36	89,263
42,106	Series 2006-46, Class SW, HB, IF, 23.543%, 06/25/36	65,615
93,221	Series 2006-59, Class QO, PO, 01/25/33	93,058
127,123	Series 2006-110, Class PO, PO, 11/25/36	118,163
219,413	Series 2006-117, Class GS, IF, IO, 6.471%, 12/25/36	35,499
70,739	Series 2007-7, Class SG, IF, IO, 6.321%, 08/25/36	15,041
390,094	Series 2007-53, Class SH, IF, IO, 5.921%, 06/25/37	48,425
303,262	Series 2007-88, Class VI, IF, IO, 6.361%, 09/25/37	43,936
286,200	Series 2007-100, Class SM, IF, IO, 6.271%, 10/25/37	37,675
290,820	Series 2008-1, Class BI, IF, IO, 5.731%, 02/25/38	33,532
84,691	Series 2008-16, Class IS, IF, IO, 6.021%, 03/25/38	12,680
143,756	Series 2008-46, Class HI, IO, VAR, 1.794%, 06/25/38	10,786
106,567	Series 2008-53, Class CI, IF, IO, 7.021%, 07/25/38	16,560
255,043	Series 2009-112, Class ST, IF, IO, 6.071%, 01/25/40	32,240
138,464	Series 2010-35, Class SB, IF, IO, 6.241%, 04/25/40	18,551
2,583	Series G92-42, Class Z, 7.000%, 07/25/22	2,890
44,701	Series G92-44, Class ZQ, 8.000%, 07/25/22	49,112
27,425	Series G92-54, Class ZQ, 7.500%, 09/25/22	30,643
1,852	Series G92-59, Class F, VAR, 1.654%, 10/25/22	1,865
4,957	Series G92-61, Class Z, 7.000%, 10/25/22	5,761
11,432	Series G92-66, Class KA, 6.000%, 12/25/22	12,444

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
54,070	Series G92-66, Class KB, 7.000%, 12/25/22	61,039
15,046	Series G93-1, Class KA, 7.900%, 01/25/23	17,169
15,643	Series G93-17, Class SI, IF, 6.000%, 04/25/23	17,819
	Federal National Mortgage Association REMIC Trust,
58,952	Series 1999-W1, Class PO, PO, 02/25/29	47,704
238,796	Series 1999-W4, Class A9, 6.250%, 02/25/29	269,877
453,232	Series 2002-W7, Class A4, 6.000%, 06/25/29	500,708
401,704	Series 2003-W1, Class 1A1, VAR, 6.001%, 12/25/42	462,903
53,548	Series 2003-W1, Class 2A, VAR, 6.760%, 12/25/42	61,549
	Federal National Mortgage Association STRIPS,
17,421	Series 329, Class 1, PO, 01/01/33	16,111
81,416	Series 365, Class 8, IO, 5.500%, 05/01/36	14,885
55,894	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	65,261
	Government National Mortgage Association,
184,619	Series 1994-7, Class PQ, 6.500%, 10/16/24	213,559
107,754	Series 1998-22, Class PD, 6.500%, 09/20/28	115,329
56,751	Series 1998-26, Class K, 7.500%, 09/17/25	64,724
34,314	Series 1999-17, Class L, 6.000%, 05/20/29	36,426
43,055	Series 1999-41, Class Z, 8.000%, 11/16/29	51,334
31,205	Series 1999-44, Class PC, 7.500%, 12/20/29	36,635
39,281	Series 1999-44, Class ZG, 8.000%, 12/20/29	46,887
171,605	Series 2000-21, Class Z, 9.000%, 03/16/30	206,036
3,735	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	728
651,579	Series 2000-36, Class PB, 7.500%, 11/16/30	781,216
1,239,306	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	1,404,302
189,960	Series 2001-22, Class PS, HB, IF, 20.539%, 03/17/31	316,062
77,169	Series 2001-36, Class S, IF, IO, 7.868%, 08/16/31	19,759
83,005	Series 2001-53, Class SR, IF, IO, 7.970%, 10/20/31	6,617
97,176	Series 2001-64, Class MQ, 6.500%, 12/20/31	112,938
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,159,878
12,717	Series 2002-24, Class SB, IF, 11.652%, 04/16/32	16,498
6,903	Series 2003-24, Class PO, PO, 03/16/33	6,089
239,619	Series 2003-59, Class XA, IO, VAR, 1.039%, 06/16/34	1,449
25,191	Series 2003-76, Class LS, IF, IO, 7.020%, 09/20/31	495
361,247	Series 2004-11, Class SW, IF, IO, 5.320%, 02/20/34	50,789
38,252	Series 2004-28, Class S, IF, 19.161%, 04/16/34	58,015
269,662	Series 2007-45, Class QA, IF, IO, 6.460%, 07/20/37	47,780
220,523	Series 2007-76, Class SA, IF, IO, 6.350%, 11/20/37	28,662
205,394	Series 2008-2, Class MS, IF, IO, 6.978%, 01/16/38	32,836
156,266	Series 2008-55, Class SA, IF, IO, 6.020%, 06/20/38	20,719
135,226	Series 2009-6, Class SA, IF, IO, 5.918%, 02/16/39	17,480
330,005	Series 2009-6, Class SH, IF, IO, 5.860%, 02/20/39	39,330
224,877	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	46,298
156,962	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	31,779
480,604	Series 2009-22, Class SA, IF, IO, 6.090%, 04/20/39	62,771
439,602	Series 2009-31, Class ST, IF, IO, 6.170%, 03/20/39	57,777
439,602	Series 2009-31, Class TS, IF, IO, 6.120%, 03/20/39	56,628
454,945	Series 2009-64, Class SN, IF, IO, 5.918%, 07/16/39	57,264
150,317	Series 2009-79, Class OK, PO, 11/16/37	135,932
240,081	Series 2009-102, Class SM, IF, IO, 6.218%, 06/16/39	28,548

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
653,750	Series 2009-106, Class ST, IF, IO, 5.820%, 02/20/38	79,821
213,152	Series 2010-130, Class CP, 7.000%, 10/16/40	251,481
434,852	Series 2011-75, Class SM, IF, IO, 6.420%, 05/20/41	73,044
988,734	Series 2013-H08, Class FC, VAR, 0.636%, 02/20/63	975,984
502,695	Series 2013-H09, Class HA, 1.650%, 04/20/63	489,937
712,028	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	734,512
	Vendee Mortgage Trust,
70,770	Series 1994-1, Class 1, VAR, 5.616%, 02/15/24	78,455
161,201	Series 1996-1, Class 1Z, 6.750%, 02/15/26	182,655
89,484	Series 1996-2, Class 1Z, 6.750%, 06/15/26	104,512
323,391	Series 1997-1, Class 2Z, 7.500%, 02/15/27	371,287
88,443	Series 1998-1, Class 2E, 7.000%, 03/15/28	102,061

		43,497,345

	Non-Agency CMO — 8.7%
	Alternative Loan Trust,
55,166	Series 2002-8, Class A4, 6.500%, 07/25/32	56,826
20,930	Series 2003-J1, Class PO, PO, 10/25/33	18,768
1,915,574	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,890,105
49,465	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	50,264
657,726	Series 2005-20CB, Class 3A8, IF, IO, 4.571%, 07/25/35	67,683
935,186	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	885,913
475,109	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	432,171
871,267	Series 2005-22T1, Class A2, IF, IO, 4.891%, 06/25/35	139,872
830,036	Series 2005-J1, Class 1A4, IF, IO, 4.921%, 02/25/35	85,019
30,246	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	30,526
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	204,354
	Banc of America Alternative Loan Trust,
64,162	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	65,583
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	252,252
48,244	Series 2004-6, Class 15PO, PO, 07/25/19	43,867
	Banc of America Funding Trust,
49,094	Series 2004-1, Class PO, PO, 03/25/34	44,298
387,523	Series 2005-6, Class 2A7, 5.500%, 10/25/35	381,350
59,330	Series 2005-7, Class 30PO, PO, 11/25/35	46,239
225,596	Series 2005-E, Class 4A1, VAR, 2.688%, 03/20/35	226,948
	Banc of America Mortgage Trust,
16,043	Series 2003-8, Class APO, PO, 11/25/33	13,598
105,697	Series 2004-3, Class 1A26, 5.500%, 04/25/34	107,461
13,213	Series 2004-4, Class APO, PO, 05/25/34	11,153
328,416	Series 2004-5, Class 2A2, 5.500%, 06/25/34	339,742
180,991	Series 2004-6, Class 2A5, PO, 07/25/34	155,849
44,552	Series 2004-6, Class APO, PO, 07/25/34	38,760
131,139	Series 2004-7, Class 1A19, PO, 08/25/34	122,043
173,830	Series 2004-J, Class 3A1, VAR, 3.232%, 11/25/34	172,330
	BCAP LLC Trust,
156,870	Series 2011-RR5, Class 11A3, VAR, 0.329%, 05/28/36 (e)	144,795
63,691	Series 2011-RR5, Class 14A3, VAR, 2.689%, 07/26/36 (e)	63,582
	Bear Stearns ARM Trust,
66,114	Series 2003-7, Class 3A, VAR, 2.506%, 10/25/33	66,291
127,035	Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	127,142
399,484	Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	386,059
177,563	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	173,790
	CHL Mortgage Pass-Through Trust,
151,046	Series 2003-26, Class 1A6, 3.500%, 08/25/33	150,785
21,873	Series 2003-J7, Class 4A3, IF, 9.541%, 08/25/18	22,888
86,962	Series 2004-7, Class 2A1, VAR, 2.693%, 06/25/34	84,113

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
52,480	Series 2004-HYB1, Class 2A, VAR, 2.787%, 05/20/34	48,872
75,084	Series 2004-HYB3, Class 2A, VAR, 2.565%, 06/20/34	69,398
91,196	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	93,544
9,577	Series 2004-J8, Class POA, PO, 11/25/19	8,869
227,958	Series 2005-16, Class A23, 5.500%, 09/25/35	216,183
357,902	Series 2005-22, Class 2A1, VAR, 2.878%, 11/25/35	287,872
60,968	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	62,862
	Citigroup Mortgage Loan Trust,
98,512	2.110%, 01/12/18	98,917
353,907	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	364,609
	Citigroup Mortgage Loan Trust, Inc.,
12,823	Series 2003-UP3, Class A3, 7.000%, 09/25/33	13,282
16,611	Series 2003-UST1, Class A1, 5.500%, 12/25/18	17,297
5,565	Series 2003-UST1, Class PO1, PO, 12/25/18	5,145
5,453	Series 2003-UST1, Class PO3, PO, 12/25/18	5,097
119,322	Series 2005-1, Class 2A1A, VAR, 2.753%, 04/25/35	93,155
9,930	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	9,184
	CSMC,
207,331	Series 2010-11R, Class A6, VAR, 1.186%, 06/28/47 (e)	197,836
77,120	Series 2011-7R, Class A1, VAR, 1.429%, 08/28/47 (e)	76,873
183,306	Series 2011-9R, Class A1, VAR, 2.179%, 03/27/46 (e)	183,722
284,690	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	249,672
	First Horizon Mortgage Pass-Through Trust,
270,242	Series 2004-AR7, Class 2A2, VAR, 2.565%, 02/25/35	271,489
182,896	Series 2005-AR1, Class 2A2, VAR, 2.658%, 04/25/35	183,116
	GMACM Mortgage Loan Trust,
160,171	Series 2003-AR1, Class A4, VAR, 3.099%, 10/19/33	162,550
147,953	Series 2004-J5, Class A7, 6.500%, 01/25/35	157,404
623,806	Series 2005-AR3, Class 3A4, VAR, 3.322%, 06/19/35	590,541
	GSR Mortgage Loan Trust,
165,840	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	171,792
406,312	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	436,553
82,356	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	81,353
74,280	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.529%, 05/25/36	73,020
1,428,766	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	1,786
146,988	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.753%, 11/25/33	147,971
88,787	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.673%, 04/21/34	90,790
	MASTR Alternative Loan Trust,
111,547	Series 2003-9, Class 8A1, 6.000%, 01/25/34	114,542
229,941	Series 2004-4, Class 10A1, 5.000%, 05/25/24	238,431
215,495	Series 2004-6, Class 7A1, 6.000%, 07/25/34	221,239
29,229	Series 2004-7, Class 30PO, PO, 08/25/34	22,543
164,167	Series 2004-8, Class 6A1, 5.500%, 09/25/19	171,190
129,034	Series 2004-10, Class 1A1, 4.500%, 09/25/19	131,757
	MASTR Asset Securitization Trust,
337,217	Series 2003-11, Class 9A6, 5.250%, 12/25/33	351,383
21,043	Series 2003-12, Class 15PO, PO, 12/25/18	19,205
45,999	Series 2004-6, Class 15PO, PO, 07/25/19	42,339
25,173	Series 2004-8, Class PO, PO, 08/25/19	23,280
88,030	Series 2004-10, Class 15PO, PO, 10/25/19	80,698
162,635	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	130,108

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
71,245	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.499%, 02/25/35	67,042
58,125	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	59,492
446,766	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	90,723
	RALI Trust,
56,344	Series 2002-QS8, Class A5, 6.250%, 06/25/17	57,492
893,851	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	924,881
16,682	Series 2003-QS3, Class A2, IF, 16.107%, 02/25/18	18,145
34,386	Series 2003-QS3, Class A8, IF, IO, 7.421%, 02/25/18	1,947
116,115	Series 2003-QS9, Class A3, IF, IO, 7.371%, 05/25/18	13,597
156,255	Series 2003-QS14, Class A1, 5.000%, 07/25/18	159,330
48,786	Series 2003-QS18, Class A1, 5.000%, 09/25/18	50,133
12,143	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	12,449
165,125	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.849%, 09/25/35	135,044
5,337	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	5,518
	Salomon Brothers Mortgage Securities VII, Inc.,
86,519	Series 2003-HYB1, Class A, VAR, 2.635%, 09/25/33	86,995
3,639	Series 2003-UP2, Class PO1, PO, 12/25/18	3,270
	Springleaf Mortgage Loan Trust,
57,666	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	59,438
89,081	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	90,247
282,267	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	277,332
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	118,690
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	103,759
206,929	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	205,907
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	120,488
333,182	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.886%, 06/25/34	333,802
129,791	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	132,822
6,934	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 3A, 5.500%, 06/25/33	7,071
	WaMu Mortgage Pass-Through Certificates Trust,
24,236	Series 2003-AR8, Class A, VAR, 2.446%, 08/25/33	24,384
115,948	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	117,346
42,721	Series 2004-AR3, Class A2, VAR, 2.455%, 06/25/34	43,381
23,229	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class DP, PO, 06/25/20	20,791
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,575,748	Series 2005-2, Class 1A4, IF, IO, 4.871%, 04/25/35	245,238
469,765	Series 2005-2, Class 2A3, IF, IO, 4.821%, 04/25/35	66,705
429,628	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	116,023
393,731	Series 2005-4, Class CB7, 5.500%, 06/25/35	364,667
137,368	Series 2005-6, Class 2A4, 5.500%, 08/25/35	126,029
	Wells Fargo Mortgage-Backed Securities Trust,
34,375	Series 2003-K, Class 1A1, VAR, 3.662%, 11/25/33	34,769
68,751	Series 2003-K, Class 1A2, VAR, 3.662%, 11/25/33	70,104
81,231	Series 2004-EE, Class 3A1, VAR, 2.779%, 12/25/34	81,602
217,828	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	220,090
128,846	Series 2005-AR8, Class 2A1, VAR, 2.701%, 06/25/35	130,715
90,842	Series 2005-AR16, Class 2A1, VAR, 2.716%, 02/25/34	91,668

		18,009,014

	Total Collateralized Mortgage Obligations (Cost $57,149,963)	61,506,359

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 2.1%
250,000	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/25 (e)	248,803
250,000	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	274,122
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	131,698
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	129,991
184,842	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	185,920
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	93,672
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	94,925
	Bear Stearns Commercial Mortgage Securities Trust,
247,878	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	259,523
72,500	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	73,588
360,000	Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	388,983
11,454,752	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.213%, 12/11/49 (e)	107,801
100,000	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	104,952
125,000	COMM Mortgage Trust, Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	116,606
565,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.567%, 02/15/39	612,670
100,000	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	105,852
185,603	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	189,228
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122,270
92,394	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A4, 4.404%, 01/12/39	92,730
	LB-UBS Commercial Mortgage Trust,
47,681	Series 2004-C2, Class A4, 4.367%, 03/15/36	48,001
75,000	Series 2005-C1, Class A4, 4.742%, 02/15/30	77,589
81,526	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	82,198
3,487,433	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.169%, 12/15/43 (e)	47,467
68,984	Morgan Stanley Re-REMIC Trust, Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	69,102
224,688	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	231,601
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	112,126
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	103,108
110,546	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	111,540
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	116,661

	Total Commercial Mortgage-Backed Securities (Cost $4,162,034)	4,332,727

Corporate Bonds — 16.0%
Consumer Discretionary — 1.2%
	Automobiles — 0.1%
150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	148,507

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	53,264

	Media — 1.0%
	CBS Corp.,
21,000	5.750%, 04/15/20	23,456
100,000	7.875%, 07/30/30	121,216
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	103,861
	Comcast Corp.,
87,000	4.250%, 01/15/33	82,045
50,000	5.900%, 03/15/16	55,884

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
50,000	6.450%, 03/15/37	59,695
30,000	6.500%, 01/15/17	34,830
35,000	6.500%, 11/15/35	42,018
	COX Communications, Inc.,
9,000	5.450%, 12/15/14	9,507
20,000	8.375%, 03/01/39 (e)	23,723
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	125,403
67,000	5.000%, 03/01/21	68,591
125,000	6.000%, 08/15/40	118,585
78,000	Discovery Communications LLC, 4.375%, 06/15/21	81,671
100,000	Historic TW, Inc., 9.150%, 02/01/23	132,503
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	84,708
	News America, Inc.,
50,000	6.650%, 11/15/37	56,810
50,000	7.250%, 05/18/18	61,095
150,000	7.300%, 04/30/28	174,557
84,000	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	85,341
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	46,006
50,000	6.750%, 07/01/18	55,840
50,000	7.300%, 07/01/38	49,754
70,000	8.250%, 02/14/14	71,855
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	58,322
25,000	8.375%, 07/15/33	27,254
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	37,486
75,000	6.200%, 03/15/40	81,695
7,000	6.250%, 03/29/41	7,695
15,000	6.500%, 11/15/36	16,691
	Viacom, Inc.,
13,000	1.250%, 02/27/15	13,035
22,000	3.250%, 03/15/23	20,355
43,000	3.875%, 12/15/21	42,575
20,000	4.500%, 02/27/42	16,686

		2,090,748

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	18,153
9,000	5.125%, 01/15/42	8,615

		26,768

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	33,240
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	77,649
75,000	Lowe’s Cos., Inc., 7.110%, 05/15/37	93,377

		204,266

	Total Consumer Discretionary	2,523,553

Consumer Staples — 0.7%
	Beverages — 0.2%
125,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	157,287
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	109,211
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	21,876
15,000	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	16,047
40,000	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	40,574

		344,995

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
60,000	5.750%, 05/15/41	65,816
30,000	6.125%, 09/15/39	34,293
	Kroger Co. (The),
18,000	5.400%, 07/15/40	17,943
25,000	7.500%, 04/01/31	30,759
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	86,887

		235,698

	Food Products — 0.3%
25,000	Archer-Daniels-Midland Co., 5.935%, 10/01/32	27,937
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	68,484
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,987
10,000	ConAgra Foods, Inc., 2.100%, 03/15/18	9,920
	Kellogg Co.,
13,000	1.750%, 05/17/17	13,050
22,000	3.125%, 05/17/22	21,395
	Kraft Foods Group, Inc.,
66,000	5.375%, 02/10/20	75,137
122,000	6.125%, 08/23/18	143,460
100,000	6.875%, 01/26/39	122,252

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
	Mondelez International, Inc.,
61,000	5.375%, 02/10/20	68,880
43,000	6.125%, 02/01/18	49,718

		630,220

	Household Products — 0.1%
67,129	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	86,436

	Total Consumer Staples	1,297,349

Energy — 1.1%
	Energy Equipment & Services — 0.1%
54,000	Halliburton Co., 3.500%, 08/01/23	53,523
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	4,823
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	20,008
75,000	6.500%, 11/15/20	83,718
14,000	7.350%, 12/15/41	16,231

		178,303

	Oil, Gas & Consumable Fuels — 1.0%
50,000	Apache Corp., 6.900%, 09/15/18	61,096
	BP Capital Markets plc, (United Kingdom),
71,000	2.750%, 05/10/23	64,847
150,000	4.742%, 03/11/21	162,645
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	115,148
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,329
31,000	4.450%, 09/15/42	27,787
20,000	Chevron Corp., 2.427%, 06/24/20	19,770
	ConocoPhillips,
25,000	5.750%, 02/01/19	29,151
120,000	6.000%, 01/15/20	142,075
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	85,088
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	44,990
21,000	4.750%, 05/15/42	19,158
15,000	EOG Resources, Inc., 2.625%, 03/15/23	13,817
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	63,090
150,000	Marathon Oil Corp., 6.000%, 10/01/17	172,367
56,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	51,228
	Petrobras International Finance Co., (Cayman Islands),
45,000	5.375%, 01/27/21	45,206
25,000	7.875%, 03/15/19	28,777
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	71,343
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	41,967
45,000	7.500%, 09/15/38	53,661
50,000	8.000%, 10/01/19	60,806
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	34,560
25,000	5.950%, 09/25/43	26,328
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	132,249
50,000	3.125%, 08/17/17	53,143
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	54,487
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	41,926
5,000	5.850%, 02/01/37	4,862
10,000	6.250%, 02/01/38	10,135
40,000	7.750%, 06/01/19	48,500
28,000	Total Capital International S.A., (France), 1.550%, 06/28/17	28,142
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	154,952
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	59,641
50,000	7.125%, 01/15/19	60,852

		2,096,123

	Total Energy	2,274,426

Financials — 7.6%
	Capital Markets — 2.0%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	60,703
	Bank of New York Mellon Corp. (The),
75,000	Series 001, 2.950%, 06/18/15	77,972
55,000	4.600%, 01/15/20	60,078
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	82,791
130,000	5.000%, 12/10/19	147,482
65,000	6.250%, 09/15/17	76,090
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	111,857
150,000	Credit Suisse, (Switzerland), 5.500%, 05/01/14	154,430
50,000	Credit Suisse USA, Inc., 4.875%, 01/15/15	52,832

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Goldman Sachs Group, Inc. (The),
75,000	3.625%, 02/07/16	78,934
20,000	3.700%, 08/01/15	20,866
150,000	5.150%, 01/15/14	151,930
23,000	5.250%, 07/27/21	24,820
156,000	5.375%, 03/15/20	171,835
100,000	5.500%, 11/15/14	105,128
150,000	5.950%, 01/18/18	169,561
75,000	5.950%, 01/15/27	79,033
100,000	6.250%, 09/01/17	114,089
80,000	6.750%, 10/01/37	83,491
125,000	7.500%, 02/15/19	151,034
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	57,314
110,000	6.450%, 06/08/27	112,200
100,000	8.500%, 07/15/19	121,084
	Macquarie Bank Ltd., (Australia),
62,000	2.000%, 08/15/16 (e)	62,324
223,000	5.000%, 02/22/17 (e)	243,204
50,000	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	52,506
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	124,400
135,000	6.400%, 08/28/17	155,242
90,000	6.875%, 04/25/18	106,065
	Morgan Stanley,
100,000	4.200%, 11/20/14	103,456
100,000	4.750%, 04/01/14	101,720
35,000	5.500%, 07/28/21	38,279
200,000	5.625%, 09/23/19	223,185
130,000	5.950%, 12/28/17	147,079
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	74,344
24,000	State Street Corp., 3.100%, 05/15/23	22,385
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	260,139
100,000	5.750%, 04/25/18	115,373

		4,095,255

	Commercial Banks — 1.8%
	Bank of Nova Scotia, (Canada),
100,000	2.550%, 01/12/17	103,604
82,000	3.400%, 01/22/15	85,013
	Barclays Bank plc, (United Kingdom),
106,000	2.750%, 02/23/15	108,782
100,000	5.200%, 07/10/14	103,501
150,000	6.050%, 12/04/17 (e)	166,619
	BB&T Corp.,
100,000	3.950%, 04/29/16	106,987
50,000	4.900%, 06/30/17	54,879
50,000	5.700%, 04/30/14	51,541
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	207,015
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	109,812
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	104,619
111,000	4.125%, 08/12/20 (e)	116,595
	National Australia Bank Ltd., (Australia),
200,000	2.750%, 09/28/15 (e)	207,128
100,000	3.750%, 03/02/15 (e)	104,320
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	100,016
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	166,851
25,000	5.250%, 11/15/15	27,107
25,000	5.625%, 02/01/17	27,869
25,000	6.700%, 06/10/19	30,164
80,000	Royal Bank of Canada, (Canada), 2.000%, 10/01/19	80,101
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	74,825
	U.S. Bancorp,
90,000	2.450%, 07/27/15	92,880
100,000	7.500%, 06/01/26	127,508
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	288,150
250,000	6.600%, 01/15/38	302,180
250,000	VAR, 0.584%, 03/15/16	248,413
50,000	Wachovia Corp., 5.750%, 02/01/18	57,758
200,000	Wells Fargo & Co., SUB, 3.676%, 06/15/16	213,153
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	68,281
121,000	4.875%, 11/19/19	135,408

		3,671,079

	Consumer Finance — 0.9%
50,000	American Express Co., 7.000%, 03/19/18	60,240
200,000	American Honda Finance Corp., 1.600%, 02/16/18 (e)	196,753

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
	Capital One Financial Corp.,
110,000	3.500%, 06/15/23	103,934
185,000	7.375%, 05/23/14	192,875
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	91,943
100,000	7.050%, 10/01/18	122,663
50,000	7.150%, 02/15/19	61,580
200,000	Ford Motor Credit Co. LLC, 3.984%, 06/15/16	211,328
	HSBC Finance Corp.,
150,000	5.000%, 06/30/15	159,699
150,000	5.250%, 01/15/14	152,011
50,000	7.350%, 11/27/32	56,741
100,000	VAR, 0.518%, 01/15/14	100,001
100,000	HSBC USA, Inc., 1.625%, 01/16/18	98,023
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	38,395
42,000	3.150%, 10/15/21	41,890
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	102,741
87,000	3.200%, 06/17/15	90,992

		1,881,809

	Diversified Financial Services — 1.8%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	49,172
295,000	Series L, 5.650%, 05/01/18	332,915
245,000	5.750%, 12/01/17	276,380
50,000	6.500%, 08/01/16	56,666
200,000	7.375%, 05/15/14	208,167
25,000	7.625%, 06/01/19	30,657
	Citigroup, Inc.,
100,000	1.250%, 01/15/16	99,924
60,000	2.250%, 08/07/15	61,173
22,000	4.500%, 01/14/22	23,057
150,000	4.700%, 05/29/15	158,694
30,000	4.750%, 05/19/15	31,749
300,000	5.000%, 09/15/14	311,308
36,000	5.375%, 08/09/20	40,270
58,000	5.500%, 09/13/25	59,650
5,000	6.000%, 08/15/17	5,715
101,000	6.010%, 01/15/15	107,443
100,000	8.125%, 07/15/39	138,882
45,000	8.500%, 05/22/19	57,476
	CME Group, Inc.,
16,000	5.300%, 09/15/43	16,504
70,000	5.750%, 02/15/14	71,337
	General Electric Capital Corp.,
200,000	Series A, 4.750%, 09/15/14	208,402
190,000	5.500%, 01/08/20	215,340
400,000	5.625%, 05/01/18	458,974
100,000	5.875%, 01/14/38	110,388
115,000	5.900%, 05/13/14	118,957
200,000	6.750%, 03/15/32	238,560
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	68,695
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	41,691
60,000	6.375%, 12/15/38	74,933

		3,673,079

	Insurance — 0.8%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	37,714
	Aflac, Inc.,
63,000	3.625%, 06/15/23	61,523
25,000	6.450%, 08/15/40	29,691
20,000	8.500%, 05/15/19	25,850
31,000	Allstate Corp. (The), 3.150%, 06/15/23	30,020
59,000	American International Group, Inc., 4.125%, 02/15/24	59,041
	Aon Corp.,
40,000	3.125%, 05/27/16	41,859
23,000	3.500%, 09/30/15	24,110
18,000	6.250%, 09/30/40	20,520
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	34,211
62,000	4.300%, 05/15/43	56,198
50,000	5.400%, 05/15/18	57,652
100,000	5.750%, 01/15/40	110,865
75,000	CNA Financial Corp., 5.875%, 08/15/20	86,491
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	28,642
20,000	Lincoln National Corp., 4.850%, 06/24/21	21,578
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	105,107
	Metropolitan Life Global Funding I,
100,000	1.700%, 06/29/15 (e)	101,351
175,000	3.650%, 06/14/18 (e)	185,943

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	103,359
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	103,333
35,000	Principal Life Income Funding Trusts, 5.100%, 04/15/14	35,878
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	194,845
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	29,169

		1,584,950

	Real Estate Investment Trusts (REITs) — 0.3%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	77,182
100,000	6.650%, 01/15/18	108,700
92,000	HCP, Inc., 5.375%, 02/01/21	100,101
27,000	ProLogis LP, 4.250%, 08/15/23	26,854
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,297
20,000	4.375%, 03/01/21	21,273
50,000	5.625%, 08/15/14	52,076
50,000	5.650%, 02/01/20	57,052
45,000	6.100%, 05/01/16	50,220
30,000	6.750%, 05/15/14	30,654
102,000	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	121,279

		653,688

	Thrifts & Mortgage Finance — 0.0% (g)
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	82,935

	Total Financials	15,642,795

	Health Care — 0.4%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	26,839
100,000	5.150%, 11/15/41	97,076
40,000	5.700%, 02/01/19	45,938
82,000	5.750%, 03/15/40	85,282
49,000	Celgene Corp., 3.250%, 08/15/22	46,464

		301,599

	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,140

	Health Care Providers & Services — 0.1%
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,997
50,000	UnitedHealth Group, Inc., 6.625%, 11/15/37	61,131
	WellPoint, Inc.,
47,000	2.300%, 07/15/18	47,022
18,000	3.300%, 01/15/23	16,967
18,000	4.650%, 01/15/43	16,513

		172,630

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	44,630
22,000	2.900%, 11/06/22	20,575
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	36,168
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	51,059
63,000	Merck & Co., Inc., 2.800%, 05/18/23	59,583
80,000	Novartis Capital Corp., 4.125%, 02/10/14	81,048
	Zoetis, Inc.,
14,000	1.875%, 02/01/18 (e)	13,859
9,000	4.700%, 02/01/43 (e)	8,388

		315,310

	Total Health Care	799,679

Industrials — 0.8%
	Aerospace & Defense — 0.1%
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	53,009
32,000	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	29,479
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	34,004
30,000	4.850%, 09/15/41	29,764
100,000	United Technologies Corp., 6.125%, 02/01/19	119,296

		265,552

	Airlines — 0.1%
26,000	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	24,472
27,403	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	28,636
45,172	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	47,996

		101,104

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	29,589
17,000	4.125%, 06/15/23	15,169
28,000	4.875%, 07/15/42	20,676
21,000	Republic Services, Inc., 3.550%, 06/01/22	20,498
43,000	Waste Management, Inc., 4.750%, 06/30/20	46,665

		132,597

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	22,211
44,000	Fluor Corp., 3.375%, 09/15/21	43,962

		66,173

	Industrial Conglomerates — 0.1%
44,000	Danaher Corp., 3.900%, 06/23/21	46,763
65,000	General Electric Co., 5.250%, 12/06/17	73,980
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	25,358

		146,101

	Machinery — 0.0% (g)
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	69,119
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	28,697

		97,816

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	47,049
25,000	3.600%, 09/01/20	25,919
25,000	4.375%, 09/01/42	22,546
77,000	5.150%, 09/01/43	77,438
75,000	5.400%, 06/01/41	78,061
100,000	5.650%, 05/01/17	113,692
85,000	5.750%, 05/01/40	92,701
	CSX Corp.,
33,000	4.250%, 06/01/21	35,020
50,000	5.500%, 04/15/41	53,003
25,000	7.375%, 02/01/19	30,707
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	46,945
12,000	5.625%, 03/15/42 (e)	12,176
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	59,361
78,000	6.000%, 05/23/11 †	84,713
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	26,982
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,756
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	45,624

		888,693

	Total Industrials	1,698,036

Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	88,921
75,000	5.900%, 02/15/39	86,999

		175,920

	Computers & Peripherals — 0.3%
	Apple, Inc.,
142,000	2.400%, 05/03/23	128,536
69,000	VAR, 0.516%, 05/03/18	68,721
25,000	Dell, Inc., 7.100%, 04/15/28	23,625
	EMC Corp.,
40,000	1.875%, 06/01/18	39,849
50,000	3.375%, 06/01/23	48,859
	Hewlett-Packard Co.,
50,000	4.300%, 06/01/21	48,575
39,000	4.650%, 12/09/21	38,302
75,000	4.750%, 06/02/14	76,970
150,000	6.000%, 09/15/41	138,186

		611,623

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,113
25,000	3.375%, 11/01/15	25,864
8,000	4.500%, 03/01/23	7,911
25,000	6.000%, 04/01/20	27,213
80,000	6.875%, 06/01/18	91,368
7,000	7.500%, 01/15/27	8,142

		173,611

	IT Services — 0.2%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	53,793
	International Business Machines Corp.,
174,000	1.625%, 05/15/20	163,470
169,000	4.000%, 06/20/42	151,384
50,000	6.220%, 08/01/27	61,117

		429,764

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — 0.0% (g)
	Xerox Corp.,
17,000	4.500%, 05/15/21	17,669
35,000	5.625%, 12/15/19	38,885
50,000	6.750%, 02/01/17	57,139

		113,693

	Semiconductors & Semiconductor Equipment — 0.1%
110,000	National Semiconductor Corp., 6.600%, 06/15/17	128,643

	Software — 0.2%
	Microsoft Corp.,
75,000	1.625%, 09/25/15	76,741
108,000	2.375%, 05/01/23	97,959
	Oracle Corp.,
50,000	5.250%, 01/15/16	54,983
50,000	5.750%, 04/15/18	58,229
100,000	6.500%, 04/15/38	123,322

		411,234

	Total Information Technology	2,044,488

Materials — 0.4%
	Chemicals — 0.3%
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	37,723
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	59,381
25,000	4.900%, 01/15/41	24,954
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	23,396
8,000	4.875%, 11/15/41	7,318
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,452
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	14,728
50,000	9.000%, 05/01/21	65,828
90,000	Praxair, Inc., 5.250%, 11/15/14	94,833
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	118,299
80,000	7.750%, 10/01/96	88,897

		545,809

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	20,252

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
40,000	5.400%, 03/29/17	45,112
80,000	6.500%, 04/01/19	95,609
55,000	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23 (e)	50,707
13,000	Nucor Corp., 4.000%, 08/01/23	12,723
	Rio Tinto Finance USA Ltd., (Australia),
12,000	3.500%, 11/02/20	11,928
60,000	8.950%, 05/01/14	62,891
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	28,574

		307,544

	Total Materials	873,605

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
70,000	3.875%, 08/15/21	70,888
10,000	4.300%, 12/15/42	8,326
205,000	5.350%, 09/01/40	198,963
100,000	5.500%, 02/01/18	113,373
70,000	5.800%, 02/15/19	80,622
45,000	6.300%, 01/15/38	48,634
145,000	BellSouth Corp., 5.200%, 09/15/14	151,359
121,260	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	128,614
100,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	128,149
50,000	Centel Capital Corp., 9.000%, 10/15/19	60,191
	CenturyLink, Inc.,
90,000	Series S, 6.450%, 06/15/21	89,550
50,000	Series P, 7.600%, 09/15/39	44,625
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	96,998
200,000	GTE Corp., 6.840%, 04/15/18	233,342
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	132,185
35,000	Orange S.A., (France), 2.750%, 09/14/16	36,109
130,000	Telecom Italia Capital S.A., (Luxembourg), 5.250%, 11/15/13	130,592
	Telefonica Emisiones S.A.U., (Spain),
19,000	5.462%, 02/16/21	19,455
25,000	5.877%, 07/15/19	27,078
	Verizon Communications, Inc.,
16,000	2.500%, 09/15/16	16,491
106,000	4.500%, 09/15/20	112,728
84,000	6.400%, 09/15/33	93,283
90,000	6.400%, 02/15/38	99,095

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
200,000	7.750%, 12/01/30	245,943
100,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	120,474

		2,487,067

	Wireless Telecommunication Services — 0.2%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,797
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	80,248
70,000	6.375%, 03/01/14	71,655
50,000	6.800%, 08/15/18	59,718
25,000	8.750%, 05/01/32	33,242
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	48,608
50,000	1.625%, 03/20/17	49,725
50,000	5.000%, 09/15/15	53,878

		437,871

	Total Telecommunication Services	2,924,938

Utilities — 1.4%
	Electric Utilities — 1.0%
62,000	Alabama Power Co., 6.125%, 05/15/38	73,067
9,000	Arizona Public Service Co., 4.500%, 04/01/42	8,554
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	42,259
75,000	5.100%, 04/15/18	85,238
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	73,696
25,000	Duke Energy Progress, Inc., 5.300%, 01/15/19	28,818
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	66,079
30,000	5.950%, 02/01/38	36,030
25,000	Georgia Power Co., 5.950%, 02/01/39	28,302
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,224
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	136,001
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	22,703
50,000	5.300%, 10/01/41	50,204
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	44,727
25,000	Northern States Power Co., 6.250%, 06/01/36	30,677
40,000	Ohio Power Co., 6.050%, 05/01/18	46,312
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	35,942
25,000	7.000%, 09/01/22	30,898
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	21,951
75,000	5.625%, 11/30/17	86,151
100,000	6.050%, 03/01/34	111,254
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	94,962
35,000	Progress Energy, Inc., 4.400%, 01/15/21	37,014
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,383
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	207,097
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	31,404
25,000	6.330%, 11/01/13	25,120
53,000	Southern California Edison Co., Series C, 3.500%, 10/01/23	52,924
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	64,592
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	195,018
	Virginia Electric and Power Co.,
50,000	5.400%, 04/30/18	57,586
70,000	5.950%, 09/15/17	81,494
70,000	6.350%, 11/30/37	86,314
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	24,133

		2,054,128

	Gas Utilities — 0.1%
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	20,640
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	29,137
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	88,250
50,000	Spectra Energy Capital LLC, 5.650%, 03/01/20	54,690

		192,717

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	78,013
29,000	5.750%, 10/01/41	28,713
37,000	PSEG Power LLC, 5.125%, 04/15/20	41,152

		147,878

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	37,583
42,000	4.400%, 06/01/43	38,231
96,000	5.875%, 03/15/41	107,970
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	43,731
	Sempra Energy,
100,000	6.500%, 06/01/16	113,573
40,000	8.900%, 11/15/13	40,384

		381,472

	Water Utilities — 0.0% (g)
100,000	American Water Capital Corp., 6.085%, 10/15/17	115,376

	Total Utilities	2,891,571

	Total Corporate Bonds (Cost $31,451,475)	32,970,440

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	77,809
200,000	2.950%, 02/05/15	206,834
58,000	United Mexican States, (Mexico), 4.000%, 10/02/23	57,637

	Total Foreign Government Securities (Cost $332,657)	342,280

Mortgage Pass-Through Securities — 8.1%
	Federal Home Loan Mortgage Corp.,
69,645	ARM, 2.259%, 01/01/27	73,937
20,470	ARM, 2.330%, 04/01/30	21,819
121,832	ARM, 2.459%, 03/01/35	128,989
125,073	ARM, 2.562%, 04/01/34	132,031
36,638	ARM, 5.918%, 01/01/37	39,522
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
22,547	4.500%, 08/01/18	23,836
7,639	5.000%, 12/01/13 - 04/01/14	8,081
652	5.500%, 03/01/14	686
682	6.000%, 04/01/14	686
111,173	6.500%, 06/01/14 - 02/01/19	118,930
883	8.500%, 11/01/15	887
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
26,770	6.000%, 12/01/22	29,139
56,598	6.500%, 11/01/22	62,640
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
105,248	5.500%, 10/01/33	114,026
211,428	6.000%, 04/01/26 - 02/01/39	230,615
279,524	6.500%, 11/01/25 - 11/01/34	310,584
91,204	7.000%, 04/01/35	108,840
5,704	8.500%, 07/01/28	6,751
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,919,389	3.500%, 04/01/33 - 06/01/42	1,953,481
475,549	4.000%, 06/01/42	496,349
68,594	7.000%, 07/01/29	77,295
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
22,577	10.000%, 01/01/20 - 09/01/20	24,306
408	12.000%, 07/01/19	417
	Federal National Mortgage Association,
1,483	ARM, 1.903%, 03/01/19	1,501
429,117	ARM, 1.969%, 01/01/35	455,230
97,730	ARM, 2.277%, 07/01/33	103,291
126,613	ARM, 2.278%, 08/01/34	134,076
127,316	ARM, 2.381%, 10/01/34	134,329
8,087	ARM, 2.387%, 04/01/34	8,584
91,388	ARM, 2.397%, 05/01/35	95,932
91,164	ARM, 2.423%, 04/01/33	96,356
89,112	ARM, 2.622%, 01/01/34	94,864
4,460	ARM, 3.764%, 03/01/29	4,762
	Federal National Mortgage Association, 15 Year, Single Family,
88,226	3.500%, 09/01/18 - 05/01/19	93,187
16,829	4.000%, 07/01/18	17,850
110,128	4.500%, 03/01/23 - 05/01/23	117,191
15,663	5.000%, 06/01/18	16,672
61,518	5.500%, 04/01/22	64,784
128,058	6.000%, 08/01/14 - 09/01/22	137,337
41,815	6.500%, 08/01/20	45,888
2,706	8.000%, 01/01/16	2,742
	Federal National Mortgage Association, 20 Year, Single Family,
53,758	4.500%, 01/01/25	58,603
343,331	5.000%, 11/01/23	373,500
96,510	6.500%, 03/01/19 - 12/01/22	106,744
	Federal National Mortgage Association, 30 Year, FHA/VA,
35,090	8.500%, 10/01/26 - 06/01/30	37,895
72,227	9.000%, 04/01/25	83,708

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
230,262	3.000%, 09/01/31	225,188
63,750	4.500%, 04/01/38 - 05/01/39	68,029
131,489	5.000%, 09/01/35	142,624
48,678	5.500%, 01/01/38 - 06/01/38	52,971
136,135	6.000%, 01/01/29 - 03/01/33	151,125
425,654	6.500%, 09/01/25 - 11/01/36	474,907
1,594	7.000%, 08/01/32	1,726
23,372	7.500%, 03/01/30	25,661
112,629	8.000%, 03/01/27 - 11/01/28	130,400
	Federal National Mortgage Association, Other,
494,005	VAR, 0.637%, 01/01/23	493,719
44,000	09/25/23	44,357
1,000,000	2.077%, 06/01/20	981,695
296,575	2.418%, 12/01/22	279,060
1,000,000	2.480%, 12/01/22 - 02/01/23	945,348
500,000	2.531%, 11/01/22	470,755
500,000	2.583%, 04/01/23	463,745
1,000,000	2.604%, 05/01/23	927,243
991,428	3.500%, 05/01/43	998,293
1,413,998	4.000%, 07/01/42	1,472,877
477,556	4.130%, 07/01/20	516,341
190,454	5.500%, 09/01/33 - 04/01/38	204,683
83,268	6.000%, 09/01/28	91,879
186,041	6.500%, 10/01/35	209,946
	Government National Mortgage Association II, 30 Year, Single Family,
3,594	7.500%, 12/20/26	4,312
72,692	8.000%, 11/20/26 - 01/20/27	87,521
2,519	8.500%, 05/20/25	2,934
465,447	Government National Mortgage Association II, Other , 2.250%, 07/20/34 - 09/20/34	483,061
5,033	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	5,199
	Government National Mortgage Association, 30 Year, Single Family,
139,640	6.000%, 05/15/37 - 10/15/38	154,226
122,988	6.500%, 03/15/28 - 12/15/38	139,926
31,584	7.000%, 12/15/25 - 06/15/33	36,257
19,772	7.500%, 05/15/23 - 09/15/28	21,896
17,766	8.000%, 09/15/22 - 10/15/27	20,348
5,147	9.000%, 11/15/24	5,616
157,969	9.500%, 10/15/24	179,391

	Total Mortgage Pass-Through Securities (Cost $16,706,768)	16,762,132

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	141,422

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	32,485
130,000	Port Authority of New York & New Jersey, CONS, Series 164, Rev., 5.647%, 11/01/40	141,382

		173,867

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 †	84,965

	Total Municipal Bonds (Cost $416,206)	400,254

U.S. Government Agency Securities — 13.5%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	34,492
125,000	5.125%, 10/18/16	141,303
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,544,279
195,000	2.750%, 03/13/14	197,339
150,000	5.000%, 02/13/17	170,045
	Federal National Mortgage Association STRIPS,
6,000,000	Zero Coupon, 09/23/20	5,029,584
630,000	Zero Coupon, 03/23/28	347,868
100,000	Financing Corp. Fico, Series D-P, Zero Coupon, 09/26/19	87,707
2,000,000	Financing Corp. Fico STRIPS, Series 14P, Zero Coupon, 11/02/18	1,826,118
8,000,000	Financing Corp. STRIPS, Series 12P, Zero Coupon, 12/06/18	7,270,056
4,100,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,481,019
2,000,000	Resolution Funding Corp. STRIPS, Zero Coupon, 01/15/20	1,739,596
	Tennessee Valley Authority,
33,000	4.625%, 09/15/60	31,285
100,000	5.250%, 09/15/39	109,002

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,823,980

	Total U.S. Government Agency Securities (Cost $22,547,326)	27,833,673

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds,
565,000	4.375%, 02/15/38	639,774
150,000	4.500%, 02/15/36	173,344
125,000	4.500%, 05/15/38	144,219
100,000	4.750%, 02/15/37	119,500
765,000	5.000%, 05/15/37	945,253
50,000	5.375%, 02/15/31	63,766
200,000	6.125%, 11/15/27	269,969
50,000	6.250%, 05/15/30	69,422
10,000	6.375%, 08/15/27	13,772
150,000	6.750%, 08/15/26	211,453
80,000	7.250%, 08/15/22	111,412
250,000	8.000%, 11/15/21	357,793
	U.S. Treasury Bonds STRIPS,
600,000	11/15/14	598,961
1,750,000	02/15/15	1,744,705
3,715,000	11/15/15	3,686,205
3,300,000	02/15/16 (m)	3,265,112
3,540,000	08/15/16	3,477,016
3,050,000	11/15/16	2,980,466
825,000	02/15/17	801,804
3,625,000	08/15/17	3,482,748
2,900,000	11/15/17 (m)	2,767,522
150,000	02/15/18	142,092
280,000	02/15/19	257,554
100,000	05/15/19	91,102
400,000	08/15/19	361,202
250,000	02/15/20	221,563
2,653,000	05/15/20	2,327,944
10,000,000	05/15/20	8,796,940
350,000	08/15/20	304,256
100,000	02/15/21	85,069
750,000	05/15/21	630,501
100,000	08/15/21	83,145
725,000	11/15/21	595,301
100,000	02/15/22	81,176
10,000	11/15/24	7,140
100,000	05/15/26	66,388
23,000	08/15/26	15,092
250,000	11/15/26	162,080
600,000	02/15/27	384,349
175,000	05/15/27	110,771
150,000	08/15/27	93,832
500,000	11/15/27	309,088
27,000	02/15/28	16,497
100,000	05/15/28	60,382
50,000	08/15/28	29,847
100,000	11/15/28	59,015
250,000	02/15/29	145,750
250,000	08/15/29	142,490
100,000	11/15/29	56,333
775,000	02/15/30	431,494
50,000	05/15/30	27,514
50,000	08/15/30	27,207
50,000	11/15/30	26,888
300,000	02/15/31	159,438
175,000	05/15/31	91,972
250,000	08/15/31	129,944
100,000	02/15/32	50,833
200,000	05/15/32	100,522
400,000	11/15/32	196,644
150,000	02/15/33	72,914
325,000	05/15/33	156,276
100,000	08/15/33	47,541
650,000	11/15/33	305,445
225,000	02/15/34	104,576
100,000	05/15/34	45,950
50,000	11/15/34	22,474
150,000	02/15/35	66,723
250,000	05/15/35	109,876
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	133,732
300,000	3.625%, 04/15/28	599,011
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	550,576
170,000	1.375%, 07/15/18	202,140
	U.S. Treasury Notes,
125,000	1.375%, 11/30/18	124,609
400,000	1.375%, 12/31/18	398,062
400,000	1.500%, 08/31/18	402,656
150,000	1.750%, 10/31/18	152,496
1,200,000	2.125%, 08/15/21	1,190,250
400,000	2.250%, 07/31/18	417,125
200,000	2.625%, 11/15/20	208,000
742,000	3.125%, 05/15/19	803,969

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
600,000	3.125%, 05/15/21	641,250
200,000	3.250%, 12/31/16	215,985
200,000	3.500%, 02/15/18	219,703
450,000	3.500%, 05/15/20	496,265
650,000	3.625%, 02/15/21	719,215
500,000	4.750%, 08/15/17	571,563

	Total U.S. Treasury Obligations (Cost $47,710,433)	51,781,953

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
6,694,698	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $6,694,698)	6,694,698

	Total Investments — 99.9% (Cost $190,622,287)	206,036,378
	Other Assets in Excess of Liabilities — 0.1%	202,348

	NET ASSETS — 100.0%	$206,238,726

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2013.
CMO	—	Collateralized Mortgage Obligation
CONS	—	Consolidated Bonds
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Security matures in 2111.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,177,714
Aggregate gross unrealized depreciation	(2,763,623)

Net unrealized appreciation/depreciation	$15,414,091

Federal income tax cost of investments	$190,622,287

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at September 30, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,855,718	$1,556,144	$3,411,862
Collateralized Mortgage Obligations
Agency CMO	—	42,941,413	555,932	43,497,345
Non-Agency CMO	—	15,546,338	2,462,676	18,009,014

Total Collateralized Mortgage Obligations	—	58,487,751	3,018,608	61,506,359

Commercial Mortgage-Backed Securities	—	4,108,357	224,370	4,332,727
Corporate Bonds
Consumer Discretionary	—	2,523,553	—	2,523,553
Consumer Staples	—	1,297,349	—	1,297,349
Energy	—	2,274,426	—	2,274,426
Financials	—	15,532,983	109,812	15,642,795
Health Care	—	799,679	—	799,679
Industrials	—	1,644,928	53,108	1,698,036
Information Technology	—	2,044,488	—	2,044,488
Materials	—	873,605	—	873,605
Telecommunication Services	—	2,792,753	132,185	2,924,938
Utilities	—	2,891,571	—	2,891,571

Total Corporate Bonds	—	32,675,335	295,105	32,970,440

Foreign Government Securities	—	342,280	—	342,280
Mortgage Pass-Through Securities	—	16,762,132	—	16,762,132
Municipal Bonds	—	400,254	—	400,254
U.S. Government Agency Securities	—	27,833,673	—	27,833,673
U.S. Treasury Obligations	—	51,781,953	—	51,781,953
Short-Term Investment
Investment Company	6,694,698	—	—	6,694,698

Total Investments in Securities	$6,694,698	$194,247,453	$5,094,227	$206,036,378

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers in to Level 3	Transfers out of Level 3	Balance as of 09/30/13
Investments in Securities
Asset-Backed Securities	$167,769	$—	$(2,952)	$289	$606,998	$(111,624)	$895,664	$—	$1,556,144
Collateralized Mortgage Obligations
Agency CMO	57,154	—	(144,051)	(124,869)	50,293	(47,212)	812,317	(47,700)	555,932
Non-Agency CMO	398,751	18,114	(213,713)	(191,678)	1,196,513	(808,775)	2,276,093	(212,629)	2,462,676
Commercial Mortgage-Backed Securities	135,464	—	23,397	(13,717)	—	(65,016)	144,242	—	224,370
Corporate Bonds -Financials	95,375	—	14,437	—	—	—	—	—	109,812
Corporate Bonds - Industrials	117,753	2,070	(2,714)	—	26,000	(37,885)	—	(52,116)	53,108
Corporate Bonds - Telecommunication Services	—	—	(285)	—	—	—	132,470	—	132,185

Total	$972,266	$20,184	$(325,881)	$(329,975)	$1,879,804	$(1,070,512)	$4,260,786	$(312,445)	$5,094,227

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(317,722).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,921,135	Discounted Cash Flow	Constant Prepayment Rate	0% -100.00% (10.21%)
			Constant Default Rate	0.00% - 12.00% (3.20%)
			PSA Prepayment Model	133.00% - 1,085.00% (530.89%)
			Yield (Discount Rate of Cash Flows)	(73.42%) - 31.49% (5.52%)

Asset-Backed Securities	3,921,135

Total	$3,921,135

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At September 30, 2013, the value of these securities was $1,173,092. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 12.3%
	Auto Components — 0.4%
434	BorgWarner, Inc.	44,003
1,070	Delphi Automotive plc, (United Kingdom)	62,510
933	Goodyear Tire & Rubber Co. (The) (a)	20,946
2,594	Johnson Controls, Inc.	107,651

		235,110

	Automobiles — 0.8%
14,939	Ford Motor Co.	252,021
3,569	General Motors Co. (a)	128,377
846	Harley-Davidson, Inc.	54,347

		434,745

	Distributors — 0.1%
587	Genuine Parts Co.	47,482

	Diversified Consumer Services — 0.1%
1,038	H&R Block, Inc.	27,673

	Hotels, Restaurants & Leisure — 1.8%
1,660	Carnival Corp.	54,182
117	Chipotle Mexican Grill, Inc. (a)	50,158
494	Darden Restaurants, Inc.	22,867
989	International Game Technology	18,722
862	Marriott International, Inc., Class A	36,256
3,790	McDonald’s Corp.	364,636
2,849	Starbucks Corp.	219,287
739	Starwood Hotels & Resorts Worldwide, Inc.	49,107
504	Wyndham Worldwide Corp.	30,729
307	Wynn Resorts Ltd.	48,509
1,692	Yum! Brands, Inc.	120,792

		1,015,245

	Household Durables — 0.3%
1,077	D.R. Horton, Inc.	20,926
467	Garmin Ltd., (Switzerland)	21,104
258	Harman International Industries, Inc.	17,087
538	Leggett & Platt, Inc.	16,221
629	Lennar Corp., Class A	22,267
1,092	Newell Rubbermaid, Inc.	30,030
1,325	PulteGroup, Inc.	21,862
301	Whirlpool Corp.	44,078

		193,575

	Internet & Catalog Retail — 1.3%
1,403	Amazon.com, Inc. (a)	438,634
407	Expedia, Inc.	21,079
223	Netflix, Inc. (a)	68,954
195	priceline.com, Inc. (a)	197,135
423	TripAdvisor, Inc. (a)	32,080

		757,882

	Leisure Equipment & Products — 0.1%
438	Hasbro, Inc.	20,647
1,306	Mattel, Inc.	54,669

		75,316

	Media — 3.6%
811	Cablevision Systems Corp., Class A	13,657
2,133	CBS Corp. (Non-Voting), Class B	117,656
9,917	Comcast Corp., Class A	447,753
1,936	DIRECTV (a)	115,676
875	Discovery Communications, Inc., Class A (a)	73,868
856	Gannett Co., Inc.	22,932
1,601	Interpublic Group of Cos., Inc. (The)	27,505
1,888	News Corp., Class A (a)	30,321
975	Omnicom Group, Inc.	61,854
415	Scripps Networks Interactive, Inc., Class A	32,416
1,084	Time Warner Cable, Inc.	120,974
3,488	Time Warner, Inc.	229,545
7,531	Twenty-First Century Fox, Inc.	252,289
1,646	Viacom, Inc., Class B	137,573
6,300	Walt Disney Co. (The)	406,287
17	Washington Post Co. (The), Class B	10,393

		2,100,699

	Multiline Retail — 0.8%
1,129	Dollar General Corp. (a)	63,743
846	Dollar Tree, Inc. (a)	48,357
366	Family Dollar Stores, Inc.	26,359
1,266	J.C. Penney Co., Inc. (a)	11,166
774	Kohl’s Corp.	40,055
1,427	Macy’s, Inc.	61,746
547	Nordstrom, Inc.	30,742
2,393	Target Corp.	153,104

		435,272

	Specialty Retail — 2.3%
290	Abercrombie & Fitch Co., Class A	10,257
244	AutoNation, Inc. (a)	12,729
135	AutoZone, Inc. (a)	57,069
826	Bed Bath & Beyond, Inc. (a)	63,899
1,023	Best Buy Co., Inc.	38,362
848	CarMax, Inc. (a)	41,103
443	GameStop Corp., Class A	21,995

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
1,046	Gap, Inc. (The)	42,133
5,432	Home Depot, Inc. (The)	412,017
923	L Brands, Inc.	56,395
3,988	Lowe’s Cos., Inc.	189,869
412	O’Reilly Automotive, Inc. (a)	52,567
394	PetSmart, Inc.	30,046
822	Ross Stores, Inc.	59,842
2,504	Staples, Inc.	36,684
417	Tiffany & Co.	31,951
2,712	TJX Cos., Inc.	152,930
414	Urban Outfitters, Inc. (a)	15,223

		1,325,071

	Textiles, Apparel & Luxury Goods — 0.7%
1,069	Coach, Inc.	58,292
191	Fossil Group, Inc. (a)	22,202
2,836	NIKE, Inc., Class B	206,007
309	PVH Corp.	36,675
230	Ralph Lauren Corp.	37,888
333	V.F. Corp.	66,284

		427,348

	Total Consumer Discretionary	7,075,418

	Consumer Staples — 9.9%
	Beverages — 2.2%
614	Beam, Inc.	39,695
616	Brown-Forman Corp., Class B	41,968
14,456	Coca-Cola Co. (The)	547,593
943	Coca-Cola Enterprises, Inc.	37,918
629	Constellation Brands, Inc., Class A (a)	36,105
772	Dr. Pepper Snapple Group, Inc.	34,601
598	Molson Coors Brewing Co., Class B	29,978
514	Monster Beverage Corp. (a)	26,856
5,848	PepsiCo, Inc.	464,916

		1,259,630

	Food & Staples Retailing — 2.3%
1,656	Costco Wholesale Corp.	190,639
4,658	CVS Caremark Corp.	264,341
1,965	Kroger Co. (The)	79,268
915	Safeway, Inc.	29,271
2,231	Sysco Corp.	71,013
3,297	Walgreen Co.	177,379
6,172	Wal-Mart Stores, Inc.	456,481
1,413	Whole Foods Market, Inc.	82,660

		1,351,052

	Food Products — 1.6%
2,500	Archer-Daniels-Midland Co.	92,100
677	Campbell Soup Co.	27,561
1,600	ConAgra Foods, Inc.	48,544
2,434	General Mills, Inc.	116,637
567	Hershey Co. (The)	52,448
510	Hormel Foods Corp.	21,481
399	JM Smucker Co. (The)	41,911
976	Kellogg Co.	57,320
2,258	Kraft Foods Group, Inc.	118,410
500	McCormick & Co., Inc. (Non-Voting)	32,350
767	Mead Johnson Nutrition Co.	56,957
6,752	Mondelez International, Inc., Class A	212,148
1,055	Tyson Foods, Inc., Class A	29,835

		907,702

	Household Products — 2.0%
495	Clorox Co. (The)	40,451
3,342	Colgate-Palmolive Co.	198,181
1,452	Kimberly-Clark Corp.	136,808
10,385	Procter & Gamble Co. (The)	785,002

		1,160,442

	Personal Products — 0.2%
1,644	Avon Products, Inc.	33,867
970	Estee Lauder Cos., Inc. (The), Class A	67,803

		101,670

	Tobacco — 1.6%
7,600	Altria Group, Inc.	261,060
1,418	Lorillard, Inc.	63,498
6,137	Philip Morris International, Inc.	531,403
1,200	Reynolds American, Inc.	58,536

		914,497

	Total Consumer Staples	5,694,993

	Energy — 10.3%
	Energy Equipment & Services — 1.9%
1,680	Baker Hughes, Inc.	82,488
933	Cameron International Corp. (a)	54,459
264	Diamond Offshore Drilling, Inc.	16,453
886	Ensco plc, (United Kingdom), Class A	47,623
898	FMC Technologies, Inc. (a)	49,767
3,206	Halliburton Co.	154,369
404	Helmerich & Payne, Inc.	27,856
985	Nabors Industries Ltd., (Bermuda)	15,819
1,621	National Oilwell Varco, Inc.	126,616
961	Noble Corp., (Switzerland)	36,297
471	Rowan Cos. plc, Class A (a)	17,295

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
5,017	Schlumberger Ltd.	443,302

		1,072,344

	Oil, Gas & Consumable Fuels — 8.4%
1,906	Anadarko Petroleum Corp.	177,239
1,531	Apache Corp.	130,349
1,595	Cabot Oil & Gas Corp.	59,525
1,921	Chesapeake Energy Corp.	49,715
7,326	Chevron Corp.	890,109
4,637	ConocoPhillips	322,318
868	CONSOL Energy, Inc.	29,208
1,414	Denbury Resources, Inc. (a)	26,032
1,447	Devon Energy Corp.	83,579
1,033	EOG Resources, Inc.	174,866
571	EQT Corp.	50,659
16,690	Exxon Mobil Corp.	1,436,008
1,094	Hess Corp.	84,610
2,553	Kinder Morgan, Inc.	90,810
2,691	Marathon Oil Corp.	93,862
1,187	Marathon Petroleum Corp.	76,348
666	Murphy Oil Corp.	40,173
514	Newfield Exploration Co. (a)	14,068
1,362	Noble Energy, Inc.	91,268
3,055	Occidental Petroleum Corp.	285,765
1,023	Peabody Energy Corp.	17,647
2,317	Phillips 66	133,969
525	Pioneer Natural Resources Co.	99,120
680	QEP Resources, Inc.	18,829
620	Range Resources Corp.	47,052
1,333	Southwestern Energy Co. (a)	48,494
2,538	Spectra Energy Corp.	86,876
512	Tesoro Corp.	22,518
2,056	Valero Energy Corp.	70,212
2,591	Williams Cos., Inc. (The)	94,209
761	WPX Energy, Inc. (a)	14,657

		4,860,094

	Total Energy	5,932,438

	Financials — 16.0%
	Capital Markets — 2.1%
754	Ameriprise Financial, Inc.	68,674
4,362	Bank of New York Mellon Corp. (The)	131,689
478	BlackRock, Inc.	129,356
4,385	Charles Schwab Corp. (The)	92,699
1,088	E*TRADE Financial Corp. (a)	17,952
1,541	Franklin Resources, Inc.	77,898
1,584	Goldman Sachs Group, Inc. (The)	250,605
1,679	Invesco Ltd.	53,560
412	Legg Mason, Inc.	13,777
5,273	Morgan Stanley	142,107
856	Northern Trust Corp.	46,558
1,691	State Street Corp.	111,183
986	T. Rowe Price Group, Inc.	70,923

		1,206,981

	Commercial Banks — 2.8%
2,669	BB&T Corp.	90,079
701	Comerica, Inc.	27,556
3,363	Fifth Third Bancorp	60,669
3,146	Huntington Bancshares, Inc.	25,986
3,456	KeyCorp	39,398
454	M&T Bank Corp.	50,812
2,015	PNC Financial Services Group, Inc. (The)	145,987
5,293	Regions Financial Corp.	49,013
2,044	SunTrust Banks, Inc.	66,266
6,974	U.S. Bancorp	255,109
18,322	Wells Fargo & Co.	757,065
700	Zions Bancorporation	19,194

		1,587,134

	Consumer Finance — 1.0%
3,518	American Express Co.	265,679
2,220	Capital One Financial Corp.	152,603
1,834	Discover Financial Services	92,690
1,654	SLM Corp.	41,185

		552,157

	Diversified Financial Services — 3.8%
40,736	Bank of America Corp.	562,157
11,531	Citigroup, Inc.	559,369
1,192	CME Group, Inc.	88,065
276	IntercontinentalExchange, Inc. (a)	50,072
14,273	JPMorgan Chase & Co. (q)	737,771
1,188	Leucadia National Corp.	32,361
1,044	McGraw Hill Financial, Inc.	68,476
735	Moody’s Corp.	51,693
438	NASDAQ OMX Group, Inc. (The)	14,055
921	NYSE Euronext	38,664

		2,202,683

	Insurance — 4.3%
1,290	ACE Ltd., (Switzerland)	120,692
1,764	Aflac, Inc.	109,350
1,757	Allstate Corp. (The)	88,816

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
5,598	American International Group, Inc.	272,231
1,166	Aon plc, (United Kingdom)	86,797
284	Assurant, Inc.	15,364
6,825	Berkshire Hathaway, Inc., Class B (a)	774,706
969	Chubb Corp. (The)	86,493
559	Cincinnati Financial Corp.	26,363
1,872	Genworth Financial, Inc., Class A (a)	23,943
1,725	Hartford Financial Services Group, Inc.	53,682
1,003	Lincoln National Corp.	42,116
1,160	Loews Corp.	54,218
2,084	Marsh & McLennan Cos., Inc.	90,758
4,246	MetLife, Inc.	199,350
1,038	Principal Financial Group, Inc.	44,447
2,097	Progressive Corp. (The)	57,101
1,763	Prudential Financial, Inc.	137,479
347	Torchmark Corp.	25,106
1,416	Travelers Cos., Inc. (The)	120,034
1,000	Unum Group	30,440
1,085	XL Group plc, (Ireland)	33,440

		2,492,926

	Real Estate Investment Trusts (REITs) — 1.9%
1,498	American Tower Corp.	111,047
553	Apartment Investment & Management Co., Class A	15,451
461	AvalonBay Communities, Inc.	58,588
578	Boston Properties, Inc.	61,788
1,271	Equity Residential	68,087
1,726	HCP, Inc.	70,680
1,087	Health Care REIT, Inc.	67,807
2,844	Host Hotels & Resorts, Inc.	50,253
1,553	Kimco Realty Corp.	31,340
533	Macerich Co. (The)	30,083
618	Plum Creek Timber Co., Inc.	28,941
1,891	Prologis, Inc.	71,139
548	Public Storage	87,981
1,177	Simon Property Group, Inc.	174,467
1,112	Ventas, Inc.	68,388
659	Vornado Realty Trust	55,396
2,214	Weyerhaeuser Co.	63,387

		1,114,823

	Real Estate Management & Development — 0.0% (g)
1,051	CBRE Group, Inc., Class A (a)	24,310

	Thrifts & Mortgage Finance — 0.1%
1,803	Hudson City Bancorp, Inc.	16,317
1,218	People’s United Financial, Inc.	17,515

		33,832

	Total Financials	9,214,846

	Health Care — 12.8%
	Biotechnology — 2.4%
742	Alexion Pharmaceuticals, Inc. (a)	86,191
2,857	Amgen, Inc.	319,813
901	Biogen Idec, Inc. (a)	216,925
1,559	Celgene Corp. (a)	239,977
5,804	Gilead Sciences, Inc. (a)	364,723
296	Regeneron Pharmaceuticals, Inc. (a)	92,609
883	Vertex Pharmaceuticals, Inc. (a)	66,949

		1,387,187

	Health Care Equipment & Supplies — 2.0%
5,893	Abbott Laboratories	195,589
2,058	Baxter International, Inc.	135,190
736	Becton, Dickinson & Co.	73,615
5,092	Boston Scientific Corp. (a)	59,780
300	C.R. Bard, Inc.	34,560
813	CareFusion Corp. (a)	30,000
1,744	Covidien plc, (Ireland)	106,279
540	DENTSPLY International, Inc.	23,441
426	Edwards Lifesciences Corp. (a)	29,662
151	Intuitive Surgical, Inc. (a)	56,817
3,782	Medtronic, Inc.	201,391
1,089	St. Jude Medical, Inc.	58,414
1,118	Stryker Corp.	75,566
408	Varian Medical Systems, Inc. (a)	30,490
643	Zimmer Holdings, Inc.	52,816

		1,163,610

	Health Care Providers & Services — 2.0%
1,411	Aetna, Inc.	90,332
876	AmerisourceBergen Corp.	53,524
1,287	Cardinal Health, Inc.	67,117
1,072	Cigna Corp.	82,394
669	DaVita HealthCare Partners, Inc. (a)	38,066
3,087	Express Scripts Holding Co. (a)	190,715
593	Humana, Inc.	55,345
342	Laboratory Corp. of America Holdings (a)	33,906
867	McKesson Corp.	111,236
315	Patterson Cos., Inc.	12,663
576	Quest Diagnostics, Inc.	35,591
385	Tenet Healthcare Corp. (a)	15,858
3,855	UnitedHealth Group, Inc.	276,056

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
1,134	WellPoint, Inc.	94,814

		1,157,617

	Health Care Technology — 0.1%
1,119	Cerner Corp. (a)	58,803

	Life Sciences Tools & Services — 0.5%
1,254	Agilent Technologies, Inc.	64,267
655	Life Technologies Corp. (a)	49,014
425	PerkinElmer, Inc.	16,044
1,367	Thermo Fisher Scientific, Inc.	125,969
323	Waters Corp. (a)	34,306

		289,600

	Pharmaceuticals — 5.8%
6,012	AbbVie, Inc.	268,917
657	Actavis, Inc. (a)	94,608
1,125	Allergan, Inc.	101,756
6,243	Bristol-Myers Squibb Co.	288,926
3,759	Eli Lilly & Co.	189,190
896	Forest Laboratories, Inc. (a)	38,340
628	Hospira, Inc. (a)	24,630
10,686	Johnson & Johnson	926,369
11,096	Merck & Co., Inc.	528,281
1,448	Mylan, Inc. (a)	55,270
357	Perrigo Co.	44,047
25,103	Pfizer, Inc.	720,707
1,896	Zoetis, Inc.	59,004

		3,340,045

	Total Health Care	7,396,862

	Industrials — 10.6%
	Aerospace & Defense — 2.7%
2,632	Boeing Co. (The)	309,260
1,260	General Dynamics Corp.	110,275
2,976	Honeywell International, Inc.	247,127
340	L-3 Communications Holdings, Inc.	32,130
1,022	Lockheed Martin Corp.	130,356
873	Northrop Grumman Corp.	83,162
552	Precision Castparts Corp.	125,437
1,223	Raytheon Co.	94,257
512	Rockwell Collins, Inc.	34,744
1,064	Textron, Inc.	29,377
3,201	United Technologies Corp.	345,132

		1,541,257

	Air Freight & Logistics — 0.8%
604	C.H. Robinson Worldwide, Inc.	35,974
783	Expeditors International of Washington, Inc.	34,499
1,127	FedEx Corp.	128,602
2,739	United Parcel Service, Inc., Class B	250,263

		449,338

	Airlines — 0.2%
3,253	Delta Air Lines, Inc.	76,738
2,678	Southwest Airlines Co.	38,992

		115,730

	Building Products — 0.0% (g)
1,353	Masco Corp.	28,792

	Commercial Services & Supplies — 0.5%
758	ADT Corp. (The) (a)	30,820
390	Cintas Corp.	19,968
645	Iron Mountain, Inc.	17,428
765	Pitney Bowes, Inc.	13,915
1,030	Republic Services, Inc.	34,361
326	Stericycle, Inc. (a)	37,620
1,753	Tyco International Ltd., (Switzerland)	61,320
1,653	Waste Management, Inc.	68,170

		283,602

	Construction & Engineering — 0.2%
618	Fluor Corp.	43,853
499	Jacobs Engineering Group, Inc. (a)	29,032
810	Quanta Services, Inc. (a)	22,283

		95,168

	Electrical Equipment — 0.8%
926	AMETEK, Inc.	42,615
1,797	Eaton Corp. plc, (Ireland)	123,706
2,709	Emerson Electric Co.	175,272
526	Rockwell Automation, Inc.	56,250
376	Roper Industries, Inc.	49,959

		447,802

	Industrial Conglomerates — 2.4%
2,462	3M Co.	293,987
2,268	Danaher Corp.	157,218
38,615	General Electric Co.	922,512

		1,373,717

	Machinery — 1.8%
2,412	Caterpillar, Inc.	201,088
660	Cummins, Inc.	87,694
1,452	Deere & Co.	118,178
647	Dover Corp.	58,120

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
533	Flowserve Corp.	33,254
1,562	Illinois Tool Works, Inc.	119,134
1,026	Ingersoll-Rand plc, (Ireland)	66,628
403	Joy Global, Inc.	20,569
1,342	PACCAR, Inc.	74,696
424	Pall Corp.	32,665
566	Parker Hannifin Corp.	61,536
755	Pentair Ltd., (Switzerland)	49,030
221	Snap-on, Inc.	21,989
607	Stanley Black & Decker, Inc.	54,976
703	Xylem, Inc.	19,635

		1,019,192

	Professional Services — 0.1%
147	Dun & Bradstreet Corp. (The)	15,266
460	Equifax, Inc.	27,531
815	Nielsen Holdings N.V.	29,706
526	Robert Half International, Inc.	20,530

		93,033

	Road & Rail — 0.9%
3,863	CSX Corp.	99,434
418	Kansas City Southern	45,712
1,183	Norfolk Southern Corp.	91,505
198	Ryder System, Inc.	11,821
1,759	Union Pacific Corp.	273,243

		521,715

	Trading Companies & Distributors — 0.2%
1,036	Fastenal Co.	52,059
235	W.W. Grainger, Inc.	61,502

		113,561

	Total Industrials	6,082,907

	Information Technology — 17.6%
	Communications Equipment — 1.9%
20,330	Cisco Systems, Inc.	476,128
297	F5 Networks, Inc. (a)	25,471
405	Harris Corp.	24,016
901	JDS Uniphase Corp. (a)	13,254
1,922	Juniper Networks, Inc. (a)	38,171
897	Motorola Solutions, Inc.	53,264
6,505	QUALCOMM, Inc.	438,177

		1,068,481

	Computers & Peripherals — 4.0%
3,445	Apple, Inc.	1,642,404
5,565	Dell, Inc.	76,630
7,890	EMC Corp.	201,669
7,287	Hewlett-Packard Co.	152,881
1,290	NetApp, Inc.	54,980
912	SanDisk Corp.	54,273
1,177	Seagate Technology plc, (Ireland)	51,482
800	Western Digital Corp.	50,720

		2,285,039

	Electronic Equipment, Instruments & Components — 0.4%
604	Amphenol Corp., Class A	46,738
5,538	Corning, Inc.	80,799
539	FLIR Systems, Inc.	16,925
699	Jabil Circuit, Inc.	15,154
520	Molex, Inc.	20,030
1,568	TE Connectivity Ltd., (Switzerland)	81,191

		260,837

	Internet Software & Services — 2.4%
676	Akamai Technologies, Inc. (a)	34,949
4,418	eBay, Inc. (a)	246,480
1,061	Google, Inc., Class A (a)	929,340
512	VeriSign, Inc. (a)	26,056
3,598	Yahoo!, Inc. (a)	119,310

		1,356,135

	IT Services — 3.5%
2,445	Accenture plc, (Ireland), Class A	180,050
1,831	Automatic Data Processing, Inc.	132,528
1,143	Cognizant Technology Solutions Corp., Class A (a)	93,863
560	Computer Sciences Corp.	28,974
1,108	Fidelity National Information Services, Inc.	51,455
493	Fiserv, Inc. (a)	49,818
3,904	International Business Machines Corp.	722,943
393	MasterCard, Inc., Class A	264,403
1,234	Paychex, Inc.	50,150
618	Teradata Corp. (a)	34,262
632	Total System Services, Inc.	18,593
1,957	Visa, Inc., Class A	373,983
2,093	Western Union Co. (The)	39,055

		2,040,077

	Office Electronics — 0.1%
4,393	Xerox Corp.	45,204

	Semiconductors & Semiconductor Equipment — 2.0%
1,211	Altera Corp.	45,001

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
1,178	Analog Devices, Inc.	55,425
4,561	Applied Materials, Inc.	80,000
2,086	Broadcom Corp., Class A	54,257
263	First Solar, Inc. (a)	10,575
18,891	Intel Corp.	432,982
628	KLA-Tencor Corp.	38,214
606	Lam Research Corp. (a)	31,021
884	Linear Technology Corp.	35,059
2,074	LSI Corp.	16,219
748	Microchip Technology, Inc.	30,137
3,938	Micron Technology, Inc. (a)	68,797
2,194	NVIDIA Corp.	34,139
726	Teradyne, Inc. (a)	11,993
4,175	Texas Instruments, Inc.	168,127
1,010	Xilinx, Inc.	47,328

		1,159,274

	Software — 3.3%
1,771	Adobe Systems, Inc. (a)	91,986
846	Autodesk, Inc. (a)	34,830
1,244	CA, Inc.	36,909
711	Citrix Systems, Inc. (a)	50,204
1,163	Electronic Arts, Inc. (a)	29,715
1,126	Intuit, Inc.	74,665
28,743	Microsoft Corp.	957,429
13,521	Oracle Corp.	448,492
718	Red Hat, Inc. (a)	33,128
2,079	Salesforce.com, Inc. (a)	107,921
2,649	Symantec Corp.	65,563

		1,930,842

	Total Information Technology	10,145,889

	Materials — 3.5%
	Chemicals — 2.6%
795	Air Products & Chemicals, Inc.	84,723
251	Airgas, Inc.	26,618
217	CF Industries Holdings, Inc.	45,750
4,589	Dow Chemical Co. (The)	176,218
3,501	E.I. du Pont de Nemours & Co.	205,019
585	Eastman Chemical Co.	45,571
1,028	Ecolab, Inc.	101,525
517	FMC Corp.	37,079
310	International Flavors & Fragrances, Inc.	25,513
1,699	LyondellBasell Industries N.V., Class A	124,418
2,021	Monsanto Co.	210,932
1,292	Mosaic Co. (The)	55,582
542	PPG Industries, Inc.	90,546
1,118	Praxair, Inc.	134,395
331	Sherwin-Williams Co. (The)	60,302
456	Sigma-Aldrich Corp.	38,897

		1,463,088

	Construction Materials — 0.1%
493	Vulcan Materials Co.	25,542

	Containers & Packaging — 0.2%
372	Avery Dennison Corp.	16,189
550	Ball Corp.	24,684
390	Bemis Co., Inc.	15,214
673	MeadWestvaco Corp.	25,830
623	Owens-Illinois, Inc. (a)	18,703
743	Sealed Air Corp.	20,202

		120,822

	Metals & Mining — 0.5%
4,056	Alcoa, Inc.	32,935
409	Allegheny Technologies, Inc.	12,482
581	Cliffs Natural Resources, Inc.	11,910
3,935	Freeport-McMoRan Copper & Gold, Inc.	130,170
1,887	Newmont Mining Corp.	53,025
1,207	Nucor Corp.	59,167
549	United States Steel Corp.	11,304

		310,993

	Paper & Forest Products — 0.1%
1,691	International Paper Co.	75,757

	Total Materials	1,996,202

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.3%
20,138	AT&T, Inc.	681,067
2,278	CenturyLink, Inc.	71,484
3,791	Frontier Communications Corp.	15,808
10,851	Verizon Communications, Inc.	506,308
2,248	Windstream Holdings, Inc.	17,984

		1,292,651

	Wireless Telecommunication Services — 0.1%
1,112	Crown Castle International Corp. (a)	81,209

	Total Telecommunication Services	1,373,860

	Utilities — 3.1%
	Electric Utilities — 1.7%
1,846	American Electric Power Co., Inc.	80,024
2,677	Duke Energy Corp.	178,770

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
1,235	Edison International	56,884
676	Entergy Corp.	42,716
3,248	Exelon Corp.	96,271
1,586	FirstEnergy Corp.	57,810
1,610	NextEra Energy, Inc.	129,058
1,193	Northeast Utilities	49,211
945	Pepco Holdings, Inc.	17,445
417	Pinnacle West Capital Corp.	22,827
2,395	PPL Corp.	72,760
3,314	Southern Co. (The)	136,470
1,887	Xcel Energy, Inc.	52,100

		992,346

	Gas Utilities — 0.1%
450	AGL Resources, Inc.	20,714
782	ONEOK, Inc.	41,696

		62,410

	Independent Power Producers & Energy Traders — 0.1%
2,334	AES Corp.	31,019
1,224	NRG Energy, Inc.	33,452

		64,471

	Multi-Utilities — 1.2%
920	Ameren Corp.	32,053
1,625	CenterPoint Energy, Inc.	38,951
1,008	CMS Energy Corp.	26,530
1,111	Consolidated Edison, Inc.	61,260
2,196	Dominion Resources, Inc.	137,206
663	DTE Energy Co.	43,745
302	Integrys Energy Group, Inc.	16,879
1,185	NiSource, Inc.	36,605
1,689	PG&E Corp.	69,114
1,918	Public Service Enterprise Group, Inc.	63,160
531	SCANA Corp.	24,447
861	Sempra Energy	73,702
775	TECO Energy, Inc.	12,818
863	Wisconsin Energy Corp.	34,848

		671,318

	Total Utilities	1,790,545

	Total Common Stocks (Cost $36,201,948)	56,703,960

Short-Term Investments— 1.6%
	Investment Company — 1.5%
873,393	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $873,393)	873,393

PRINCIPAL AMOUNT($)
	U.S. Treasury Bill — 0.1%
80,000	U.S. Treasury Bill, 0.014%, 11/07/13 (k) (n) (Cost $79,998)	79,998

	Total Short-Term Investments (Cost $953,391)	953,391

	Total Investments — 100.1% (Cost $37,155,339)	57,657,351
	Liabilities in Excess of Other Assets — (0.1)%	(66,450)

	NET ASSETS — 100.0%	$57,590,901

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	E-mini S&P 500	12/20/13	$920,865	$(4,340)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Portfolio’s index.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,207,746
Aggregate gross unrealized depreciation	(705,734)

Net unrealized appreciation/depreciation	$20,502,012

Federal income tax cost of investments	$37,155,339

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$57,577,353	$79,998	$—	$57,657,351

Depreciation in Other Financial Instruments
Futures Contracts	$(4,340)	$—	$—	$(4,340)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Australia — 2.9%
21,160	BHP Billiton Ltd. (m)	704,051
4,697	Rio Tinto Ltd. (m)	271,880

		975,931

	Belgium — 1.4%
4,580	Anheuser-Busch InBev N.V. (m)	454,326

	China — 3.2%
402,000	China Construction Bank Corp., Class H (m)	309,810
145,000	CNOOC Ltd.	293,752
398,500	Industrial & Commercial Bank of China Ltd., Class H (m)	278,536
23,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	171,212

		1,053,310

	France — 13.0%
8,183	Accor S.A. (m)	340,046
17,539	AXA S.A. (m)	407,060
4,549	BNP Paribas S.A. (m)	307,715
1,216	Essilor International S.A. (m)	130,781
2,745	Imerys S.A. (m)	191,660
1,650	Kering (m)	369,768
3,930	Lafarge S.A. (m)	274,221
1,942	LVMH Moet Hennessy Louis Vuitton S.A. (m)	382,701
2,187	Pernod Ricard S.A. (m)	271,572
5,617	Sanofi (m)	568,872
3,696	Schneider Electric S.A. (m)	312,747
2,750	Technip S.A. (m)	322,857
8,176	Total S.A. (m)	473,904

		4,353,904

	Germany — 6.6%
2,940	Allianz SE (m)	462,546
3,910	Bayer AG (m)	461,110
2,670	Fresenius Medical Care AG & Co. KGaA (m)	173,590
1,412	Linde AG (m)	279,814
6,448	SAP AG (m)	476,862
2,850	Siemens AG (m)	343,705

		2,197,627

	Hong Kong — 3.6%
67,000	Belle International Holdings Ltd. (m)	97,415
37,000	Cheung Kong Holdings Ltd. (m)	563,263
89,000	Hang Lung Properties Ltd. (m)	303,051
36,400	Sands China Ltd. (m)	225,335

		1,189,064

	Indonesia — 0.3%
188,000	Astra International Tbk PT (m)	104,747

	Israel — 0.7%
5,930	Teva Pharmaceutical Industries Ltd., ADR (m)	224,035

	Japan — 18.9%
5,900	Astellas Pharma, Inc. (m)	301,372
6,500	Canon, Inc. (m)	208,126
4,700	Daikin Industries Ltd. (m)	250,857
4,400	East Japan Railway Co. (m)	379,213
1,800	FANUC Corp. (m)	298,309
15,000	Honda Motor Co., Ltd. (m)	573,342
13,000	Japan Tobacco, Inc. (m)	468,647
16,500	Komatsu Ltd. (m)	411,988
29,000	Kubota Corp. (m)	421,488
4,500	Makita Corp. (m)	262,185
16,000	Mitsubishi Corp. (m)	324,861
3,000	Nidec Corp. (m)	252,759
4,800	Nitto Denko Corp. (m)	313,026
6,200	Shin-Etsu Chemical Co., Ltd. (m)	380,408
1,400	SMC Corp. (m)	334,132
22,900	Sumitomo Corp. (m)	309,509
10,200	Toyota Motor Corp. (m)	654,203
26,200	Yahoo! Japan Corp. (m)	149,072

		6,293,497

	Netherlands — 4.9%
5,240	Akzo Nobel N.V. (m)	344,271
1,217	ASML Holding N.V. (m)	120,209
32,543	ING Groep N.V., CVA (a) (m)	369,265
24,699	Royal Dutch Shell plc, Class A (m)	813,476

		1,647,221

	South Korea — 1.6%
620	Hyundai Mobis (m)	164,933
286	Samsung Electronics Co., Ltd. (m)	363,790

		528,723

	Spain — 0.9%
25,675	Banco Bilbao Vizcaya Argentaria S.A. (m)	287,108

	Sweden — 0.6%
7,430	Atlas Copco AB, Class A (m)	217,658

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — 14.5%
14,960	ABB Ltd. (a) (m)	353,345
2,860	Cie Financiere Richemont S.A. (m)	286,560
14,450	Credit Suisse Group AG (a) (m)	441,909
66,276	Glencore Xstrata plc (a) (m)	360,892
3,641	Holcim Ltd. (a) (m)	271,465
10,482	Nestle S.A. (m)	730,953
8,609	Novartis AG (m)	662,189
2,505	Roche Holding AG (m)	676,033
58	SGS S.A. (m)	138,615
24,429	UBS AG (a) (m)	500,683
1,675	Zurich Insurance Group AG (a) (m)	431,796

		4,854,440

	Taiwan — 0.7%
14,557	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	246,887

	United Kingdom — 23.0%
6,600	Aggreko plc (m)	171,270
102,407	Barclays plc (m)	437,654
34,991	BG Group plc (m)	667,966
7,760	British American Tobacco plc (m)	408,403
14,000	Burberry Group plc (m)	370,457
39,679	Centrica plc (m)	237,475
78,566	HSBC Holdings plc (m)	850,938
9,141	Imperial Tobacco Group plc (m)	337,920
36,070	Marks & Spencer Group plc (m)	289,828
25,050	Meggitt plc (m)	222,489
28,899	Prudential plc (m)	537,643
7,378	Rio Tinto plc (m)	360,143
30,784	Standard Chartered plc (m)	737,514
46,698	Tesco plc (m)	271,480
11,330	Tullow Oil plc (m)	187,838
10,432	Unilever plc (m)	405,599
204,978	Vodafone Group plc (m)	719,437
22,843	WPP plc	469,425

		7,683,479

	Total Common Stocks (Cost $20,234,059)	32,311,957

Preferred Stocks — 2.2%
	Germany — 2.2%
2,330	Henkel AG & Co. KGaA (m)	240,125
2,002	Volkswagen AG (m)	472,034

	Total Preferred Stocks (Cost $337,043)	712,159

NUMBER OF RIGHTS
Rights — 0.1%
	Financials — 0.1%
	Commercial Banks — 0.1%
25,675	Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13 (a)	3,508
25,601	Barclays plc, expiring 10/02/13 (a)	33,467

	Total Rights (Cost $–)	36,975

	Total Investments — 99.1% (Cost $20,571,102)	33,061,091
	Other Assets in Excess of Liabilities — 0.9%	314,246

	NET ASSETS — 100.0%	$33,375,337

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2013

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	9.8%
Pharmaceuticals	8.8
Oil, Gas & Consumable Fuels	7.4
Insurance	6.1
Machinery	5.9
Automobiles	5.5
Metals & Mining	5.1
Textiles, Apparel & Luxury Goods	4.3
Chemicals	4.0
Tobacco	3.7
Food Products	3.4
Capital Markets	2.9
Electrical Equipment	2.8
Real Estate Management & Development	2.6
Construction Materials	2.2
Semiconductors & Semiconductor Equipment	2.2
Beverages	2.2
Wireless Telecommunication Services	2.2
Trading Companies & Distributors	1.9
Hotels, Restaurants & Leisure	1.7
Software	1.4
Media	1.4
Road & Rail	1.1
Diversified Financial Services	1.1
Industrial Conglomerates	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	8.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(m)	—	All or portion of this security is reserved and/ or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $32,590,169 and 98.6% respectively.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,969,348
Aggregate gross unrealized depreciation	(479,359)

Net unrealized appreciation/depreciation	$12,489,989

Federal income tax cost of investments	$20,571,102

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$504,389	$32,556,702	$—	$33,061,091

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of certain ADRs and a right. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 18.1%
	Auto Components — 0.5%
3,600	Delphi Automotive plc, (United Kingdom)	210,312

	Diversified Consumer Services — 0.7%
5,300	H&R Block, Inc.	141,298
7,500	Service Corp. International	139,650

		280,948

	Hotels, Restaurants & Leisure — 2.3%
2,400	Bally Technologies, Inc. (a)	172,944
4,000	Dunkin’ Brands Group, Inc.	181,040
3,800	Six Flags Entertainment Corp.	128,402
2,300	Wyndham Worldwide Corp.	140,231
1,580	Wynn Resorts Ltd.	249,656

		872,273

	Household Durables — 1.1%
3,200	Jarden Corp. (a)	154,880
7,100	PulteGroup, Inc.	117,150
900	Whirlpool Corp.	131,796

		403,826

	Internet & Catalog Retail — 1.6%
600	priceline.com, Inc. (a)	606,570

	Leisure Equipment & Products — 0.2%
1,600	Mattel, Inc.	66,976

	Media — 4.7%
10,100	Comcast Corp., Class A	456,015
6,200	DIRECTV (a)	370,450
2,600	Time Warner Cable, Inc.	290,160
6,100	Viacom, Inc., Class B	509,838
300	Washington Post Co. (The), Class B	183,405

		1,809,868

	Multiline Retail — 1.5%
1,800	Dillard’s, Inc., Class A	140,940
9,850	Macy’s, Inc.	426,209

		567,149

	Specialty Retail — 5.0%
2,700	GameStop Corp., Class A	134,055
10,400	Gap, Inc. (The)	418,912
13,900	Home Depot, Inc. (The)	1,054,315
3,200	Lowe’s Cos., Inc.	152,352
9,200	Staples, Inc.	134,780

		1,894,414

	Textiles, Apparel & Luxury Goods — 0.5%
3,100	Hanesbrands, Inc.	193,161

	Total Consumer Discretionary	6,905,497

	Consumer Staples — 12.2%
	Beverages — 3.2%
14,400	Coca-Cola Co. (The)	545,472
3,000	Molson Coors Brewing Co., Class B	150,390
6,600	PepsiCo, Inc.	524,700

		1,220,562

	Food & Staples Retailing — 3.1%
14,400	Kroger Co. (The)	580,896
11,300	Walgreen Co.	607,940

		1,188,836

	Food Products — 2.8%
4,000	Campbell Soup Co.	162,840
2,800	ConAgra Foods, Inc.	84,952
5,300	General Mills, Inc.	253,976
2,100	Ingredion, Inc.	138,957
2,600	Mead Johnson Nutrition Co.	193,076
5,900	Pilgrim’s Pride Corp. (a)	99,061
5,100	Tyson Foods, Inc., Class A	144,228

		1,077,090

	Household Products — 0.9%
3,100	Colgate-Palmolive Co.	183,830
1,550	Energizer Holdings, Inc.	141,283

		325,113

	Personal Products — 0.5%
2,000	Nu Skin Enterprises, Inc., Class A	191,480

	Tobacco — 1.7%
18,800	Altria Group, Inc.	645,780

	Total Consumer Staples	4,648,861

	Energy — 4.5%
	Energy Equipment & Services — 0.6%
2,100	Diamond Offshore Drilling, Inc.	130,872
900	Schlumberger Ltd.	79,524

		210,396

	Oil, Gas & Consumable Fuels — 3.9%
6,100	Anadarko Petroleum Corp.	567,239
2,034	Chevron Corp.	247,131
3,100	ConocoPhillips	215,481
1,400	Marathon Petroleum Corp.	90,048
3,800	Oasis Petroleum, Inc. (a)	186,694
700	Phillips 66	40,474

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
4,600	Western Refining, Inc.	138,184

		1,485,251

	Total Energy	1,695,647

	Financials — 4.8%
	Capital Markets — 0.1%
2,100	Morgan Stanley	56,595

	Consumer Finance — 1.6%
11,900	Discover Financial Services	601,426
800	SLM Corp.	19,920

		621,346

	Insurance — 0.5%
1,200	Prudential Financial, Inc.	93,576
400	RenaissanceRe Holdings Ltd., (Bermuda)	36,212
1,500	Validus Holdings Ltd., (Bermuda)	55,470

		185,258

	Real Estate Investment Trusts (REITs) — 2.2%
7,400	American Tower Corp.	548,562
3,800	Extra Space Storage, Inc.	173,850
1,800	Ventas, Inc.	110,700

		833,112

	Thrifts & Mortgage Finance — 0.4%
2,700	Ocwen Financial Corp. (a)	150,579

	Total Financials	1,846,890

	Health Care — 12.8%
	Biotechnology — 6.8%
8,250	Amgen, Inc.	923,505
15,600	Gilead Sciences, Inc. (a)	980,304
500	Pharmacyclics, Inc. (a)	69,210
8,300	Vertex Pharmaceuticals, Inc. (a)	629,306

		2,602,325

	Health Care Equipment & Supplies — 0.6%
4,400	CareFusion Corp. (a)	162,360
1,600	Medtronic, Inc.	85,200

		247,560

	Health Care Providers & Services — 3.4%
2,700	AmerisourceBergen Corp.	164,970
2,200	Centene Corp. (a)	140,712
2,000	McKesson Corp.	256,600
3,100	Omnicare, Inc.	172,050
6,700	WellPoint, Inc.	560,187

		1,294,519

	Pharmaceuticals — 2.0%
3,800	AbbVie, Inc.	169,974
20,500	Pfizer, Inc.	588,555

		758,529

	Total Health Care	4,902,933

	Industrials — 12.5%
	Aerospace & Defense — 4.6%
8,200	Boeing Co. (The)	963,500
2,800	Honeywell International, Inc.	232,512
5,700	Northrop Grumman Corp.	542,982

		1,738,994

	Air Freight & Logistics — 0.9%
3,800	United Parcel Service, Inc., Class B	347,206

	Airlines — 1.2%
800	Alaska Air Group, Inc.	50,096
10,600	Delta Air Lines, Inc.	250,054
9,700	Southwest Airlines Co.	141,232

		441,382

	Commercial Services & Supplies — 0.7%
10,500	Pitney Bowes, Inc.	190,995
4,600	R.R. Donnelley & Sons Co.	72,680

		263,675

	Construction & Engineering — 0.4%
5,200	AECOM Technology Corp. (a)	162,604

	Industrial Conglomerates — 0.8%
4,600	Danaher Corp.	318,872

	Machinery — 2.9%
2,400	IDEX Corp.	156,600
10,600	Ingersoll-Rand plc, (Ireland)	688,364
2,400	Oshkosh Corp. (a)	117,552
600	Parker Hannifin Corp.	65,232
1,100	Stanley Black & Decker, Inc.	99,627

		1,127,375

	Professional Services — 0.4%
1,500	Dun & Bradstreet Corp. (The)	155,775

	Road & Rail — 0.6%
1,500	Union Pacific Corp.	233,010

	Total Industrials	4,788,893

	Information Technology — 27.5%
	Communications Equipment — 1.0%
10,900	Cisco Systems, Inc.	255,278
1,950	QUALCOMM, Inc.	131,352

		386,630

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Computers & Peripherals — 4.9%
755	Apple, Inc.	359,946
24,500	Hewlett-Packard Co.	514,010
5,600	NetApp, Inc.	238,672
4,800	Seagate Technology plc, (Ireland)	209,952
8,800	Western Digital Corp.	557,920

		1,880,500

	Internet Software & Services — 4.0%
3,700	AOL, Inc. (a)	127,946
760	Google, Inc., Class A (a)	665,692
1,400	VeriSign, Inc. (a)	71,246
19,900	Yahoo!, Inc. (a)	659,884

		1,524,768

	IT Services — 3.5%
750	Alliance Data Systems Corp. (a)	158,602
3,300	Computer Sciences Corp.	170,742
3,300	NeuStar, Inc., Class A (a)	163,284
4,300	Visa, Inc., Class A	821,730

		1,314,358

	Semiconductors & Semiconductor Equipment — 2.6%
8,400	Applied Materials, Inc.	147,336
3,300	Broadcom Corp., Class A	85,833
2,700	KLA-Tencor Corp.	164,295
6,700	Lam Research Corp. (a)	342,973
12,300	Marvell Technology Group Ltd., (Bermuda)	141,450
2,300	Xilinx, Inc.	107,778

		989,665

	Software — 11.5%
36,700	Activision Blizzard, Inc.	611,789
4,100	Adobe Systems, Inc. (a)	212,954
51,300	Microsoft Corp.	1,708,803
32,040	Oracle Corp.	1,062,767
7,800	Rovi Corp. (a)	149,526
26,300	Symantec Corp.	650,925

		4,396,764

	Total Information Technology	10,492,685

	Materials — 4.3%
	Chemicals — 3.5%
9,900	LyondellBasell Industries N.V., Class A	724,977
2,000	Monsanto Co.	208,740
2,539	PPG Industries, Inc.	424,165

		1,357,882

	Containers & Packaging — 0.8%
2,500	Packaging Corp. of America	142,725
3,200	Silgan Holdings, Inc.	150,400

		293,125

	Total Materials	1,651,007

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
14,400	AT&T, Inc.	487,008
5,402	CenturyLink, Inc.	169,515

	Total Telecommunication Services	656,523

	Utilities — 0.4%
	Independent Power Producers & Energy Traders — 0.4%
11,300	AES Corp.	150,177

	Total Common Stocks (Cost $30,902,638)	37,739,113

Short-Term Investment — 0.9%
	Investment Company — 0.9%
356,129	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $356,129)	356,129

	Total Investments — 99.7% (Cost $31,258,767)	38,095,242
	Other Assets in Excess of Liabilities — 0.3%	123,577

	NET ASSETS — 100.0%	$38,218,819

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	E-mini S&P 500	12/20/13	$502,290	$(5,445)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,253,259
Aggregate gross unrealized depreciation	(416,784)

Net unrealized appreciation/depreciation	$6,836,475

Federal income tax cost of investments	$31,258,767

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$38,095,242	$—	$—	$38,095,242
Depreciation in Other Financial Instruments
Futures Contracts	$(5,445)	$—	$—	$(5,445)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 11.1%
	Auto Components — 1.0%
2,500	Delphi Automotive plc, (United Kingdom)	146,050
7,200	Goodyear Tire & Rubber Co. (The) (a)	161,640
900	TRW Automotive Holdings Corp. (a)	64,179

		371,869

	Distributors — 0.6%
200	Genuine Parts Co.	16,178
6,700	LKQ Corp. (a)	213,462

		229,640

	Diversified Consumer Services — 0.9%
18,200	Service Corp. International	338,884

	Hotels, Restaurants & Leisure — 0.2%
1,700	Brinker International, Inc.	68,901

	Household Durables — 0.4%
3,450	Jarden Corp. (a)	166,980

	Internet & Catalog Retail — 1.5%
600	Expedia, Inc.	31,074
2,900	Groupon, Inc. (a)	32,509
5,000	Liberty Ventures, Series A, (a)	440,850
200	Netflix, Inc. (a)	61,842

		566,275

	Leisure Equipment & Products — 0.1%
1,100	Mattel, Inc.	46,046

	Media — 0.2%
1,200	Omnicom Group, Inc.	76,128

	Multiline Retail — 1.4%
2,800	Dollar Tree, Inc. (a)	160,048
9,100	Macy’s, Inc.	393,757

		553,805

	Specialty Retail — 4.3%
2,900	Foot Locker, Inc.	98,426
5,200	GameStop Corp., Class A	258,180
16,700	Gap, Inc. (The)	672,676
1,000	Murphy USA, Inc. (a)	40,390
1,600	O’Reilly Automotive, Inc. (a)	204,144
1,800	Ross Stores, Inc.	131,040
2,600	TJX Cos., Inc.	146,614
2,400	Urban Outfitters, Inc. (a)	88,248

		1,639,718

	Textiles, Apparel & Luxury Goods — 0.5%
400	Carter’s, Inc.	30,356
2,200	Michael Kors Holdings Ltd., (Hong Kong) (a)	163,944

		194,300

	Total Consumer Discretionary	4,252,546

	Consumer Staples — 6.6%
	Beverages — 0.3%
2,000	Constellation Brands, Inc., Class A (a)	114,800

	Food & Staples Retailing — 0.6%
6,300	Kroger Co. (The)	254,142

	Food Products — 4.1%
9,800	Bunge Ltd.	743,918
2,700	Campbell Soup Co.	109,917
6,200	Ingredion, Inc.	410,254
10,400	Tyson Foods, Inc., Class A	294,112

		1,558,201

	Tobacco — 1.6%
13,800	Lorillard, Inc.	617,964

	Total Consumer Staples	2,545,107

	Energy — 6.7%
	Energy Equipment & Services — 1.8%
601	Baker Hughes, Inc.	29,509
900	Dresser-Rand Group, Inc. (a)	56,160
3,300	Frank’s International N.V., (Netherlands) (a)	98,769
1,168	National Oilwell Varco, Inc.	91,233
3,900	Oil States International, Inc. (a)	403,494

		679,165

	Oil, Gas & Consumable Fuels — 4.9%
2,900	Cabot Oil & Gas Corp.	108,228
2,400	Cimarex Energy Co.	231,360
700	Continental Resources, Inc. (a)	75,082
5,095	Energen Corp.	389,207
3,000	EQT Corp.	266,160
1,200	Marathon Petroleum Corp.	77,184
4,000	Murphy Oil Corp.	241,280
2,500	Newfield Exploration Co. (a)	68,425
2,440	Noble Energy, Inc.	163,504
4,400	Peabody Energy Corp.	75,900
2,300	Tesoro Corp.	101,154

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
2,300	Valero Energy Corp.	78,545

		1,876,029

	Total Energy	2,555,194

	Financials — 17.0%
	Capital Markets — 1.1%
1,300	Affiliated Managers Group, Inc. (a)	237,432
9,300	American Capital Ltd. (a)	127,875
2,700	TD Ameritrade Holding Corp.	70,686

		435,993

	Commercial Banks — 2.5%
800	BankUnited, Inc.	24,952
1,250	BOK Financial Corp.	79,187
5,900	East West Bancorp, Inc.	188,505
6,300	Huntington Bancshares, Inc.	52,038
6,800	KeyCorp	77,520
8,200	Regions Financial Corp.	75,932
2,000	Signature Bank (a)	183,040
3,200	SVB Financial Group (a)	276,384

		957,558

	Consumer Finance — 1.7%
12,700	Discover Financial Services	641,858

	Diversified Financial Services — 0.2%
2,850	NASDAQ OMX Group, Inc. (The)	91,457

	Insurance — 4.6%
1,750	Allied World Assurance Co. Holdings AG, (Switzerland)	173,933
4,750	American Financial Group, Inc.	256,785
1,500	Aon plc, (United Kingdom)	111,660
1,750	Arch Capital Group Ltd., (Bermuda) (a)	94,727
1,600	Assurant, Inc.	86,560
7,700	Assured Guaranty Ltd., (Bermuda)	144,375
1,150	Axis Capital Holdings Ltd., (Bermuda)	49,806
500	Everest Re Group Ltd., (Bermuda)	72,705
3,100	Hartford Financial Services Group, Inc.	96,472
2,100	Lincoln National Corp.	88,179
2,800	Principal Financial Group, Inc.	119,896
2,700	Protective Life Corp.	114,885
1,000	Torchmark Corp.	72,350
6,500	Unum Group	197,860
2,200	Validus Holdings Ltd., (Bermuda)	81,356

		1,761,549

	Real Estate Investment Trusts (REITs) — 6.6%
1,000	American Capital Agency Corp.	22,570
5,600	Annaly Capital Management, Inc.	64,848
5,200	Apartment Investment & Management Co., Class A	145,288
200	AvalonBay Communities, Inc.	25,418
4,900	Brandywine Realty Trust	64,582
900	Camden Property Trust	55,296
1,600	Chimera Investment Corp.	4,864
3,025	CommonWealth REIT	66,278
3,400	DDR Corp.	53,414
3,700	Digital Realty Trust, Inc.	196,470
2,900	Douglas Emmett, Inc. (m)	68,063
19,100	Duke Realty Corp.	294,904
1,300	Equity Residential	69,641
1,300	Extra Space Storage, Inc.	59,475
2,800	Health Care REIT, Inc.	174,664
9,810	Hospitality Properties Trust	277,623
6,500	Host Hotels & Resorts, Inc.	114,855
1,750	Mack-Cali Realty Corp.	38,395
1,000	Mid-America Apartment Communities, Inc.	62,500
2,600	Post Properties, Inc.	117,052
4,500	Retail Properties of America, Inc., Class A	61,875
500	SL Green Realty Corp.	44,420
2,300	Taubman Centers, Inc.	154,813
2,522	Ventas, Inc.	155,103
2,300	WP Carey, Inc.	148,810

		2,541,221

	Real Estate Management & Development — 0.3%
200	Jones Lang LaSalle, Inc.	17,460
4,700	St. Joe Co. (The) (a)	92,214

		109,674

	Total Financials	6,539,310

	Health Care — 11.4%
	Biotechnology — 3.2%
2,400	Alexion Pharmaceuticals, Inc. (a)	278,784
2,500	BioMarin Pharmaceutical, Inc. (a)	180,550
3,500	Medivation, Inc. (a)	209,790
1,600	Pharmacyclics, Inc. (a)	221,472
4,200	Vertex Pharmaceuticals, Inc. (a)	318,444

		1,209,040

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — 2.5%
13,900	Alere, Inc. (a)	424,923
800	Cooper Cos., Inc. (The)	103,752
6,900	Hologic, Inc. (a)	142,485
3,500	Zimmer Holdings, Inc.	287,490

		958,650

	Health Care Providers & Services — 4.7%
9,700	AmerisourceBergen Corp.	592,670
2,900	Catamaran Corp. (a)	133,255
6,700	Community Health Systems, Inc.	278,050
5,400	HCA Holdings, Inc.	230,850
3,900	Humana, Inc.	363,987
5,800	Premier, Inc., Class A (a)	183,860

		1,782,672

	Life Sciences Tools & Services — 0.6%
200	Agilent Technologies, Inc.	10,250
3,100	Life Technologies Corp. (a)	231,973

		242,223

	Pharmaceuticals — 0.4%
1,400	Perrigo Co.	172,732

	Total Health Care	4,365,317

	Industrials — 17.0%
	Aerospace & Defense — 1.9%
1,200	Alliant Techsystems, Inc.	117,072
5,866	Huntington Ingalls Industries, Inc.	395,368
1,950	L-3 Communications Holdings, Inc.	184,275
200	Northrop Grumman Corp.	19,052

		715,767

	Airlines — 1.8%
1,600	Copa Holdings S.A., (Panama), Class A	221,872
5,800	Delta Air Lines, Inc.	136,822
22,500	Southwest Airlines Co.	327,600

		686,294

	Commercial Services & Supplies — 1.6%
19,800	KAR Auction Services, Inc.	558,558
2,930	R.R. Donnelley & Sons Co.	46,294

		604,852

	Construction & Engineering — 3.1%
20,800	AECOM Technology Corp. (a)	650,416
2,900	Chicago Bridge & Iron Co. N.V., (Netherlands)	196,533
5,400	KBR, Inc.	176,256
3,100	URS Corp.	166,625

		1,189,830

	Electrical Equipment — 0.3%
2,000	Babcock & Wilcox Co. (The)	67,440
500	Regal-Beloit Corp.	33,965

		101,405

	Machinery — 4.2%
3,300	AGCO Corp.	199,386
5,400	Ingersoll-Rand plc, (Ireland)	350,676
2,100	Lincoln Electric Holdings, Inc.	139,902
1,900	Oshkosh Corp. (a)	93,062
4,545	Parker Hannifin Corp.	494,133
5,000	Timken Co.	302,000
500	WABCO Holdings, Inc. (a)	42,130

		1,621,289

	Marine — 0.2%
1,100	Kirby Corp. (a)	95,205

	Professional Services — 3.3%
6,200	Manpowergroup, Inc.	450,988
7,700	Towers Watson & Co., Class A	823,592

		1,274,580

	Road & Rail — 0.5%
4,800	CSX Corp.	123,552
1,200	Landstar System, Inc.	67,176

		190,728

	Trading Companies & Distributors — 0.1%
1,300	Air Lease Corp.	35,958

	Total Industrials	6,515,908

	Information Technology — 16.5%
	Communications Equipment — 0.5%
3,300	Harris Corp.	195,690

	Computers & Peripherals — 1.7%
10,350	Western Digital Corp.	656,190

	Electronic Equipment, Instruments & Components — 1.6%
3,600	Arrow Electronics, Inc. (a)	174,708
6,900	Avnet, Inc.	287,799
1,700	Tech Data Corp. (a)	84,847
4,000	Vishay Intertechnology, Inc. (a)	51,560

		598,914

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — 1.4%
2,100	LinkedIn Corp., Class A (a)	516,726

	IT Services — 4.1%
2,050	Alliance Data Systems Corp. (a)	433,513
24,000	Booz Allen Hamilton Holding Corp.	463,680
1,300	DST Systems, Inc.	98,033
2,100	Fidelity National Information Services, Inc.	97,524
3,200	Lender Processing Services, Inc.	106,464
7,000	Vantiv, Inc., Class A (a)	195,580
7,400	VeriFone Systems, Inc. (a)	169,164

		1,563,958

	Office Electronics — 0.7%
27,300	Xerox Corp.	280,917

	Semiconductors & Semiconductor Equipment — 2.7%
29,600	Advanced Micro Devices, Inc. (a)	112,480
1,800	First Solar, Inc. (a)	72,378
1,600	KLA-Tencor Corp.	97,360
1,400	Lam Research Corp. (a)	71,666
12,800	LSI Corp.	100,096
24,100	Marvell Technology Group Ltd., (Bermuda)	277,150
12,500	Micron Technology, Inc. (a)	218,375
5,800	Teradyne, Inc. (a)	95,816

		1,045,321

	Software — 3.8%
28,800	Activision Blizzard, Inc.	480,096
18,300	CA, Inc.	542,961
3,000	Rovi Corp. (a)	57,510
10,900	Symantec Corp.	269,775
30,700	Zynga, Inc., Class A (a)	112,976

		1,463,318

	Total Information Technology	6,321,034

	Materials — 4.8%
	Chemicals — 2.3%
1,200	CF Industries Holdings, Inc.	252,996
800	Huntsman Corp.	16,488
2,816	PPG Industries, Inc.	470,441
2,300	Valspar Corp. (The)	145,889

		885,814

	Containers & Packaging — 0.6%
2,000	Crown Holdings, Inc. (a)	84,560
500	Greif, Inc., Class A	24,515
400	Rock Tenn Co., Class A	40,508
3,300	Sealed Air Corp.	89,727

		239,310

	Metals & Mining — 1.0%
800	Nucor Corp.	39,216
3,800	Reliance Steel & Aluminum Co.	278,426
3,300	Steel Dynamics, Inc.	55,143

		372,785

	Paper & Forest Products — 0.9%
1,600	Domtar Corp., (Canada)	127,072
4,600	International Paper Co.	206,080

		333,152

	Total Materials	1,831,061

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 0.8%
75,200	Frontier Communications Corp.	313,584

	Wireless Telecommunication Services — 1.1%
2,300	Crown Castle International Corp. (a)	167,969
1,500	SBA Communications Corp., Class A (a)	120,690
4,500	T-Mobile US, Inc. (a)	116,865

		405,524

	Total Telecommunication Services	719,108

	Utilities — 5.8%
	Electric Utilities — 0.2%
2,200	NV Energy, Inc.	51,942
500	Pinnacle West Capital Corp.	27,370

		79,312

	Gas Utilities — 0.5%
5,050	UGI Corp.	197,607

	Independent Power Producers & Energy Traders — 0.8%
24,600	AES Corp.	326,934

	Multi-Utilities — 4.3%
2,450	Alliant Energy Corp.	121,397
3,500	Ameren Corp.	121,940
10,530	CenterPoint Energy, Inc.	252,404
4,600	CMS Energy Corp.	121,072
2,300	Consolidated Edison, Inc.	126,822
3,900	DTE Energy Co.	257,322
3,050	MDU Resources Group, Inc.	85,309
3,000	SCANA Corp.	138,120

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — Continued
3,600	Sempra Energy	308,160
6,500	TECO Energy, Inc.	107,510

		1,640,056

	Total Utilities	2,243,909

	Total Common Stocks (Cost $28,774,472)	37,888,494

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
60,000	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $60,004)	60,019

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
643,749	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $643,749)	643,749

	Total Investments — 100.7% (Cost $29,478,225)	38,592,262
	Liabilities in Excess of Other Assets — (0.7)%	(263,246)

	NET ASSETS — 100.0%	$38,329,016

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	S&P Mid Cap 400	12/20/13	$496,240	$972

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,468,821
Aggregate gross unrealized depreciation	(354,784)

Net unrealized appreciation/depreciation	$9,114,037

Federal income tax cost of investments	$29,478,225

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$38,532,243	$60,019	$—	$38,592,262

Appreciation in Other Financial Instruments
Futures Contracts	$972	$—	$—	$972

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Consumer Discretionary — 20.5%
	Automobiles — 4.1%
25,100	Harley-Davidson, Inc.	1,612,424
2,950	Tesla Motors, Inc. (a)	570,589

		2,183,013

	Hotels, Restaurants & Leisure — 1.4%
4,940	Wynn Resorts Ltd.	780,569

	Household Durables — 1.4%
5,725	Mohawk Industries, Inc. (a)	745,681

	Media — 1.8%
6,100	Discovery Communications, Inc., Class A (a)	514,962
7,600	Madison Square Garden Co. (The), Class A (a)	441,332

		956,294

	Specialty Retail — 8.2%
12,800	GameStop Corp., Class A	635,520
8,450	O’Reilly Automotive, Inc. (a)	1,078,136
12,000	Ross Stores, Inc.	873,600
7,700	Signet Jewelers Ltd., (Bermuda)	551,705
17,100	Urban Outfitters, Inc. (a)	628,767
11,300	Williams-Sonoma, Inc.	635,060

		4,402,788

	Textiles, Apparel & Luxury Goods — 3.6%
5,900	Lululemon Athletica, Inc., (Canada) (a)	431,231
14,300	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,065,636
5,700	Under Armour, Inc., Class A (a)	452,865

		1,949,732

	Total Consumer Discretionary	11,018,077

	Consumer Staples — 1.6%
	Food Products — 0.7%
19,000	WhiteWave Foods Co., Class A (a)	379,430

	Personal Products — 0.9%
24,100	Avon Products, Inc.	496,460

	Total Consumer Staples	875,890

	Energy — 6.9%
	Energy Equipment & Services — 2.0%
17,450	Frank’s International N.V., (Netherlands) (a)	522,279
6,500	Oceaneering International, Inc.	528,060

		1,050,339

	Oil, Gas & Consumable Fuels — 4.9%
23,600	Cabot Oil & Gas Corp.	880,752
7,600	Concho Resources, Inc. (a)	826,956
9,000	Plains All American Pipeline LP	473,940
6,200	Range Resources Corp.	470,518

		2,652,166

	Total Energy	3,702,505

	Financials — 10.5%
	Capital Markets — 4.0%
3,925	Affiliated Managers Group, Inc. (a)	716,862
24,500	Blackstone Group LP (The)	609,805
12,000	Lazard Ltd., (Bermuda), Class A	432,240
15,300	TD Ameritrade Holding Corp.	400,554

		2,159,461

	Commercial Banks — 2.1%
18,100	East West Bancorp, Inc.	578,295
5,925	Signature Bank (a)	542,256

		1,120,551

	Diversified Financial Services — 1.7%
13,300	Moody’s Corp.	935,389

	Insurance — 0.8%
9,700	Axis Capital Holdings Ltd., (Bermuda)	420,107

	Real Estate Investment Trusts (REITs) — 0.7%
10,000	Prologis, Inc.	376,200

	Real Estate Management & Development — 1.2%
28,300	CBRE Group, Inc., Class A (a)	654,579

	Total Financials	5,666,287

	Health Care — 15.0%
	Biotechnology — 3.1%
4,840	Alexion Pharmaceuticals, Inc. (a)	562,214
1,525	Regeneron Pharmaceuticals, Inc. (a)	477,127
8,100	Vertex Pharmaceuticals, Inc. (a)	614,142

		1,653,483

	Health Care Equipment & Supplies — 1.1%
9,000	Sirona Dental Systems, Inc. (a)	602,370

	Health Care Providers & Services — 3.6%
20,100	Brookdale Senior Living, Inc. (a)	528,630

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
12,300	Envision Healthcare Holdings, Inc. (a)	320,169
7,610	Humana, Inc.	710,241
11,900	Premier, Inc., Class A (a)	377,230

		1,936,270

	Life Sciences Tools & Services — 4.0%
17,900	Agilent Technologies, Inc.	917,375
20,500	Bruker Corp. (a)	423,325
9,820	Illumina, Inc. (a)	793,751

		2,134,451

	Pharmaceuticals — 3.2%
5,175	Actavis, Inc. (a)	745,200
9,200	Valeant Pharmaceuticals International, Inc. (a)	959,836

		1,705,036

	Total Health Care	8,031,610

	Industrials — 21.2%
	Airlines — 1.6%
35,900	Delta Air Lines, Inc.	846,881

	Building Products — 1.3%
16,500	Fortune Brands Home & Security, Inc.	686,895

	Commercial Services & Supplies — 1.4%
6,440	Stericycle, Inc. (a)	743,176

	Construction & Engineering — 1.3%
10,300	Fluor Corp.	730,888

	Electrical Equipment — 2.4%
8,000	Acuity Brands, Inc.	736,160
12,700	Generac Holdings, Inc.	541,528

		1,277,688

	Industrial Conglomerates — 1.6%
12,400	Carlisle Cos., Inc.	871,596

	Machinery — 3.5%
12,175	Flowserve Corp.	759,598
14,275	Pall Corp.	1,099,746

		1,859,344

	Marine — 1.2%
7,800	Kirby Corp. (a)	675,090

	Road & Rail — 3.5%
3,425	Canadian Pacific Railway Ltd., (Canada)	422,303
26,400	Hertz Global Holdings, Inc. (a)	585,024
11,700	J.B. Hunt Transport Services, Inc.	853,281

		1,860,608

	Trading Companies & Distributors — 3.4%
19,100	Air Lease Corp.	528,306
28,300	HD Supply Holdings, Inc. (a)	621,751
8,150	MSC Industrial Direct Co., Inc., Class A	663,002

		1,813,059

	Total Industrials	11,365,225

	Information Technology — 20.5%
	Communications Equipment — 2.2%
16,000	Aruba Networks, Inc. (a)	266,240
5,900	F5 Networks, Inc. (a)	505,984
8,600	Palo Alto Networks, Inc. (a)	394,052

		1,166,276

	Computers & Peripherals — 1.3%
16,700	NetApp, Inc.	711,754

	Electronic Equipment, Instruments & Components — 1.6%
10,900	Amphenol Corp., Class A	843,442

	Internet Software & Services — 1.4%
3,125	LinkedIn Corp., Class A (a)	768,937

	IT Services — 4.7%
5,270	Alliance Data Systems Corp. (a)	1,114,447
15,200	CoreLogic, Inc. (a)	411,160
8,875	FleetCor Technologies, Inc. (a)	977,670

		2,503,277

	Semiconductors & Semiconductor Equipment — 5.9%
58,900	Applied Materials, Inc.	1,033,106
22,700	Avago Technologies Ltd., (Singapore)	978,824
6,800	KLA-Tencor Corp.	413,780
16,400	Xilinx, Inc.	768,504

		3,194,214

	Software — 3.4%
10,500	Red Hat, Inc. (a)	484,470
6,200	ServiceNow, Inc. (a)	322,090
8,200	Splunk, Inc. (a)	492,328

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
6,300	Workday, Inc., Class A (a)	509,859

		1,808,747

	Total Information Technology	10,996,647

	Materials — 2.8%
	Chemicals — 2.8%
3,225	PPG Industries, Inc.	538,769
5,200	Sherwin-Williams Co. (The)	947,336

	Total Materials	1,486,105

	Total Common Stocks (Cost $41,527,974)	53,142,346

Short-Term Investment — 2.2%
	Investment Company — 2.2%
1,190,459	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,190,459)	1,190,459

	Total Investments — 101.2% (Cost $42,718,433)	54,332,805
	Liabilities in Excess of Other Assets — (1.2)%	(621,191)

	NET ASSETS — 100.0%	$53,711,614

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,165,839
Aggregate gross unrealized depreciation	(551,467)

Net unrealized appreciation/depreciation	$11,614,372

Federal income tax cost of investments	$42,718,433

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$54,332,805	$—	$—	$54,332,805

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 20.4%
	Distributors — 0.8%
35,090	Genuine Parts Co.	2,838,430

	Hotels, Restaurants & Leisure — 1.8%
24,141	Darden Restaurants, Inc.	1,117,487
66,696	Marriott International, Inc., Class A	2,805,234
40,400	Yum! Brands, Inc.	2,884,156

		6,806,877

	Household Durables — 1.9%
57,690	Jarden Corp. (a)	2,792,196
31,550	Mohawk Industries, Inc. (a)	4,109,387

		6,901,583

	Internet & Catalog Retail — 1.2%
63,610	Expedia, Inc.	3,294,362
18,100	TripAdvisor, Inc. (a)	1,372,704

		4,667,066

	Media — 2.7%
32,340	Cablevision Systems Corp., Class A	544,606
53,190	CBS Corp. (Non-Voting), Class B	2,933,960
93,704	Clear Channel Outdoor Holdings, Inc., Class A (a)	768,373
97,040	DISH Network Corp., Class A	4,367,770
48,900	Gannett Co., Inc.	1,310,031

		9,924,740

	Multiline Retail — 2.7%
60,300	Family Dollar Stores, Inc.	4,342,806
108,740	Kohl’s Corp.	5,627,295

		9,970,101

	Specialty Retail — 7.6%
12,930	AutoZone, Inc. (a)	5,465,899
69,940	Bed Bath & Beyond, Inc. (a)	5,410,558
130,070	Gap, Inc. (The)	5,239,220
52,790	PetSmart, Inc.	4,025,765
26,710	Tiffany & Co.	2,046,520
56,250	TJX Cos., Inc.	3,171,938
49,290	Williams-Sonoma, Inc.	2,770,098

		28,129,998

	Textiles, Apparel & Luxury Goods — 1.7%
28,680	PVH Corp.	3,404,029
15,290	V.F. Corp.	3,043,475

		6,447,504

	Total Consumer Discretionary	75,686,299

	Consumer Staples — 4.5%
	Beverages — 2.2%
53,350	Beam, Inc.	3,449,077
16,643	Brown-Forman Corp., Class B	1,133,888
82,301	Dr. Pepper Snapple Group, Inc.	3,688,731

		8,271,696

	Food & Staples Retailing — 0.8%
76,737	Kroger Co. (The)	3,095,571

	Food Products — 0.8%
29,980	Hershey Co. (The)	2,773,150

	Household Products — 0.7%
27,730	Energizer Holdings, Inc.	2,527,589

	Total Consumer Staples	16,668,006

	Energy — 5.4%
	Oil, Gas & Consumable Fuels — 5.4%
55,144	Devon Energy Corp.	3,185,117
73,690	Energen Corp.	5,629,179
38,000	EQT Corp.	3,371,360
87,830	PBF Energy, Inc.	1,971,784
91,060	QEP Resources, Inc.	2,521,451
90,930	Williams Cos., Inc. (The)	3,306,215

	Total Energy	19,985,106

	Financials — 25.7%
	Capital Markets — 4.5%
55,360	Ameriprise Financial, Inc.	5,042,189
62,410	Charles Schwab Corp. (The)	1,319,347
109,000	Invesco Ltd.	3,477,100
57,330	Northern Trust Corp.	3,118,179
49,750	T. Rowe Price Group, Inc.	3,578,517

		16,535,332

	Commercial Banks — 6.0%
38,370	City National Corp.	2,557,744
12,810	Cullen/Frost Bankers, Inc.	903,746
280,830	Fifth Third Bancorp	5,066,173
45,280	First Republic Bank	2,111,406
188,830	Huntington Bancshares, Inc.	1,559,736
38,820	M&T Bank Corp.	4,344,734
116,550	SunTrust Banks, Inc.	3,778,551
65,830	Zions Bancorporation	1,805,059

		22,127,149

	Insurance — 9.6%
8,498	Alleghany Corp. (a)	3,481,206

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
34,500	Chubb Corp. (The)	3,079,470
97,380	Hartford Financial Services Group, Inc.	3,030,465
143,840	Loews Corp.	6,723,081
151,720	Marsh & McLennan Cos., Inc.	6,607,406
175,774	Old Republic International Corp.	2,706,920
120,390	Unum Group	3,664,672
72,380	W.R. Berkley Corp.	3,102,207
104,200	XL Group plc, (Ireland)	3,211,444

		35,606,871

	Real Estate Investment Trusts (REITs) — 4.7%
77,830	American Homes 4 Rent, Class A (a)	1,256,954
192,810	Annaly Capital Management, Inc.	2,232,740
73,850	HCP, Inc.	3,024,158
181,400	Kimco Realty Corp.	3,660,652
16,500	Rayonier, Inc.	918,225
49,420	Regency Centers Corp.	2,389,457
45,194	Vornado Realty Trust	3,799,008

		17,281,194

	Real Estate Management & Development — 0.7%
140,380	Brookfield Office Properties, Inc.	2,677,047

	Thrifts & Mortgage Finance — 0.2%
103,600	Hudson City Bancorp, Inc.	937,580

	Total Financials	95,165,173

	Health Care — 4.8%
	Health Care Equipment & Supplies — 0.8%
77,970	CareFusion Corp. (a)	2,877,093

	Health Care Providers & Services — 4.0%
57,580	AmerisourceBergen Corp.	3,518,138
61,610	Cigna Corp.	4,735,344
25,470	Henry Schein, Inc. (a)	2,641,239
43,390	Humana, Inc.	4,049,589

		14,944,310

	Total Health Care	17,821,403

	Industrials — 10.1%
	Building Products — 0.8%
73,460	Fortune Brands Home & Security, Inc.	3,058,140

	Electrical Equipment — 2.8%
79,600	AMETEK, Inc.	3,663,192
23,350	Hubbell, Inc., Class B	2,445,679
63,910	Regal-Beloit Corp.	4,341,406

		10,450,277

	Industrial Conglomerates — 1.2%
63,270	Carlisle Cos., Inc.	4,447,248

	Machinery — 3.0%
76,100	IDEX Corp.	4,965,525
85,900	Rexnord Corp. (a)	1,786,720
43,220	Snap-on, Inc.	4,300,390

		11,052,635

	Professional Services — 1.1%
68,030	Equifax, Inc.	4,071,595

	Trading Companies & Distributors — 1.2%
53,410	MSC Industrial Direct Co., Inc., Class A	4,344,904

	Total Industrials	37,424,799

	Information Technology — 8.9%
	Electronic Equipment, Instruments & Components — 3.0%
71,100	Amphenol Corp., Class A	5,501,718
109,220	Arrow Electronics, Inc. (a)	5,300,447
15,680	CDW Corp. (a)	357,974

		11,160,139

	IT Services — 1.3%
93,110	Jack Henry & Associates, Inc.	4,805,407

	Semiconductors & Semiconductor Equipment — 3.6%
109,430	Analog Devices, Inc.	5,148,681
56,150	KLA-Tencor Corp.	3,416,728
104,480	Xilinx, Inc.	4,895,933

		13,461,342

	Software — 1.0%
94,000	Synopsys, Inc. (a)	3,543,800

	Total Information Technology	32,970,688

	Materials — 7.5%
	Chemicals — 4.0%
42,470	Airgas, Inc.	4,503,944
73,146	Albemarle Corp.	4,603,809
10,550	Sherwin-Williams Co. (The)	1,921,999
43,800	Sigma-Aldrich Corp.	3,736,140

		14,765,892

	Containers & Packaging — 3.5%
143,730	Ball Corp.	6,450,602
28,300	Rock Tenn Co., Class A	2,865,941
75,380	Silgan Holdings, Inc.	3,542,860

		12,859,403

	Total Materials	27,625,295

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Utilities — 9.5%
	Electric Utilities — 3.2%
90,410	Edison International	4,164,285
121,990	Westar Energy, Inc.	3,738,993
143,470	Xcel Energy, Inc.	3,961,207

		11,864,485

	Gas Utilities — 0.8%
136,090	Questar Corp.	3,060,664

	Multi-Utilities — 5.5%
154,650	CenterPoint Energy, Inc.	3,706,961
151,180	CMS Energy Corp.	3,979,058
135,370	NiSource, Inc.	4,181,579
58,800	Sempra Energy	5,033,280
82,140	Wisconsin Energy Corp.	3,316,813

		20,217,691

	Total Utilities	35,142,840

	Total Common Stocks (Cost $236,790,750)	358,489,609

Short-Term Investment — 2.9%
	Investment Company — 2.9%
10,627,713	JPMorgan Prime Money Market Fund,
	Institutional Class Shares, 0.010% (b) (l) (m) (Cost $10,627,713)	10,627,713

	Total Investments — 99.7% (Cost $247,418,463)	369,117,322
	Other Assets in Excess of Liabilities — 0.3%	1,124,454

	NET ASSETS — 100.0%	$370,241,776

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,957,698
Aggregate gross unrealized depreciation	(1,258,839)

Net unrealized appreciation/depreciation	$121,698,859

Federal income tax cost of investments	$247,418,463

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$369,117,322	$—	$—	$369,117,322

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 12.2%
	Auto Components — 1.2%
23,700	Cooper Tire & Rubber Co.	729,960
4,500	Standard Motor Products, Inc.	144,720
9,100	Stoneridge, Inc. (a)	98,371
8,000	Tower International, Inc. (a)	159,920

		1,132,971

	Distributors — 0.4%
3,200	Core-Mark Holding Co., Inc.	212,608
7,500	Stock Building Supply Holdings, Inc. (a)	98,550
1,460	VOXX International Corp. (a)	20,002

		331,160

	Diversified Consumer Services — 0.3%
1,500	Capella Education Co. (a)	84,840
15,100	Corinthian Colleges, Inc. (a)	33,069
3,000	ITT Educational Services, Inc. (a)	93,000
2,300	Outerwall, Inc. (a)	114,977

		325,886

	Hotels, Restaurants & Leisure — 1.4%
1,700	Cracker Barrel Old Country Store, Inc.	175,508
5,200	Einstein Noah Restaurant Group, Inc.	90,064
9,900	Jack in the Box, Inc. (a)	396,000
29,168	Ruth’s Hospitality Group, Inc.	345,932
18,900	Sonic Corp. (a)	335,475

		1,342,979

	Household Durables — 1.6%
15,500	Helen of Troy Ltd., (Bermuda) (a)	685,100
3,189	Jarden Corp. (a)	154,348
11,100	KB Home	200,022
2,300	Libbey, Inc. (a)	54,694
8,000	Lifetime Brands, Inc.	122,320
2,200	MDC Holdings, Inc.	66,022
1,600	NACCO Industries, Inc., Class A	88,672
2,900	Universal Electronics, Inc. (a)	104,487
1,600	WCI Communities, Inc. (a)	27,616
1,600	William Lyon Homes, Class A (a)	32,512

		1,535,793

	Leisure Equipment & Products — 0.3%
1,700	Johnson Outdoors, Inc., Class A (a)	45,594
13,700	LeapFrog Enterprises, Inc. (a)	129,054
900	Sturm Ruger & Co., Inc.	56,367

		231,015

	Media — 1.2%
39,700	E.W. Scripps Co., Class A (a)	728,495
10,300	Entercom Communications Corp., Class A (a)	90,434
12,100	Gray Television, Inc. (a)	94,985
14,000	Journal Communications, Inc., Class A (a)	119,700
886	LIN Media LLC, Class A (a)	17,977
1,900	Live Nation Entertainment, Inc. (a)	35,245
2,700	Sinclair Broadcast Group, Inc., Class A	90,504

		1,177,340

	Multiline Retail — 0.8%
7,000	Dillard’s, Inc., Class A	548,100
16,200	Tuesday Morning Corp. (a)	247,374

		795,474

	Specialty Retail — 3.2%
17,400	Brown Shoe Co., Inc.	408,378
1,500	Children’s Place Retail Stores, Inc. (The) (a)	86,790
14,700	Conn’s, Inc. (a)	735,588
4,900	Destination Maternity Corp.	155,820
42,100	Express, Inc. (a)	993,139
40,500	OfficeMax, Inc.	517,995
10,700	Stein Mart, Inc.	146,804
1,900	Tilly’s, Inc., Class A (a)	27,569
1,800	Trans World Entertainment Corp.	8,334

		3,080,417

	Textiles, Apparel & Luxury Goods — 1.8%
12,500	G-III Apparel Group Ltd. (a)	682,375
20,300	Iconix Brand Group, Inc. (a)	674,366
15,400	Perry Ellis International, Inc.	290,136
2,300	RG Barry Corp.	43,493

		1,690,370

	Total Consumer Discretionary	11,643,405

	Consumer Staples — 5.3%
	Beverages — 0.1%
1,100	Coca-Cola Bottling Co. Consolidated	68,882

	Food & Staples Retailing — 2.9%
1,500	Andersons, Inc. (The)	104,850
3,400	Nash Finch Co.	89,794
319,600	Rite Aid Corp. (a)	1,521,296
21,800	Roundy’s, Inc.	187,480
27,200	Spartan Stores, Inc.	600,032
27,600	SUPERVALU, Inc. (a)	227,148
1,700	Village Super Market, Inc., Class A	64,634

		2,795,234

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — 1.6%
3,200	B&G Foods, Inc.	110,560
17,900	Chiquita Brands International, Inc. (a)	226,614
5,600	Darling International, Inc. (a)	118,496
3,000	Fresh Del Monte Produce, Inc.	89,040
2,600	John B Sanfilippo & Son, Inc.	60,294
30,000	Pilgrim’s Pride Corp. (a)	503,700
8,600	Pinnacle Foods, Inc.	227,642
2,700	Sanderson Farms, Inc.	176,148

		1,512,494

	Personal Products — 0.7%
9,425	Prestige Brands Holdings, Inc. (a)	283,881
4,500	Revlon, Inc., Class A (a)	124,965
3,500	USANA Health Sciences, Inc. (a)	303,765

		712,611

	Total Consumer Staples	5,089,221

	Energy — 4.8%
	Energy Equipment & Services — 1.5%
9,200	C&J Energy Services, Inc. (a)	184,736
8,100	Dawson Geophysical Co. (a)	263,007
10,100	Forum Energy Technologies, Inc. (a)	272,801
3,100	Gulfmark Offshore, Inc., Class A	157,759
10,200	Helix Energy Solutions Group, Inc. (a)	258,774
10,712	Superior Energy Services, Inc. (a)	268,229

		1,405,306

	Oil, Gas & Consumable Fuels — 3.3%
1,900	Alon USA Energy, Inc.	19,399
2,200	Bonanza Creek Energy, Inc. (a)	106,172
11,400	Delek U.S. Holdings, Inc.	240,426
3,900	Energy XXI Bermuda Ltd., (Bermuda)	117,780
23,400	EPL Oil & Gas, Inc. (a)	868,374
10,300	EXCO Resources, Inc.	69,422
63,000	Gastar Exploration Ltd. (a)	248,850
37,100	Renewable Energy Group, Inc. (a)	562,065
2,000	REX American Resources Corp. (a)	61,480
16,200	W&T Offshore, Inc.	287,064
62,200	Warren Resources, Inc. (a)	182,246
11,200	Western Refining, Inc.	336,448
700	Westmoreland Coal Co. (a)	9,226
2,400	World Fuel Services Corp.	89,544

		3,198,496

	Total Energy	4,603,802

	Financials — 21.4%
	Capital Markets — 0.9%
1,200	Artisan Partners Asset Management, Inc.	62,832
14,300	BGC Partners, Inc., Class A	80,795
18,500	Cowen Group, Inc., Class A (a)	63,825
5,089	Gladstone Capital Corp.	44,427
17,900	Investment Technology Group, Inc. (a)	281,388
9,900	KCAP Financial, Inc.	88,902
5,200	Manning & Napier, Inc.	86,736
3,300	Piper Jaffray Cos. (a)	113,157
1,254	Prospect Capital Corp.	14,020

		836,082

	Commercial Banks — 6.9%
2,900	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	72,268
11,100	BBCN Bancorp, Inc.	152,736
2,500	BNC Bancorp	33,350
1,100	Bridge Bancorp, Inc.	23,650
16,500	Cardinal Financial Corp.	272,745
6,500	Cathay General Bancorp	151,905
1,200	Center Bancorp, Inc.	17,088
3,800	Citizens & Northern Corp.	75,772
625	City Holding Co.	27,025
1,240	Community Trust Bancorp, Inc.	50,332
30,100	East West Bancorp, Inc.	961,695
2,722	Fidelity Southern Corp.	41,755
4,000	Financial Institutions, Inc.	81,840
19,400	First Commonwealth Financial Corp.	147,246
4,800	First Community Bancshares, Inc.	78,480
4,600	First Financial Bancorp	69,782
3,700	First Merchants Corp.	64,121
28,957	FirstMerit Corp.	628,656
5,000	FNB Corp.	60,650
28,525	Hanmi Financial Corp.	472,659
3,800	Heartland Financial USA, Inc.	105,868
3,700	Huntington Bancshares, Inc.	30,562
975	Iberiabank Corp.	50,573
1,700	Lakeland Financial Corp.	55,505
3,400	MainSource Financial Group, Inc.	51,646
3,100	MetroCorp Bancshares, Inc.	42,656
800	National Bankshares, Inc.	28,712
2,471	NBT Bancorp, Inc.	56,784
13,900	OFG Bancorp, (Puerto Rico)	225,041
8,000	Park Sterling Corp.	51,280
1,200	Peoples Bancorp, Inc.	25,056

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
8,100	Pinnacle Financial Partners, Inc. (a)	241,461
27,700	Popular, Inc., (Puerto Rico) (a)	726,571
2,400	Preferred Bank (a)	42,696
4,100	PrivateBancorp, Inc.	87,740
1,200	Prosperity Bancshares, Inc.	74,208
4,650	Sierra Bancorp	73,145
12,635	Southwest Bancorp, Inc. (a)	187,124
11,400	Susquehanna Bancshares, Inc.	143,070
1,300	SVB Financial Group (a)	112,281
3,000	Texas Capital Bancshares, Inc. (a)	137,910
2,200	WesBanco, Inc.	65,406
3,600	West Bancorporation, Inc.	49,680
56,000	Wilshire Bancorp, Inc.	458,080

		6,606,810

	Consumer Finance — 2.9%
2,000	Cash America International, Inc.	90,560
15,646	DFC Global Corp. (a)	171,949
8,400	Encore Capital Group, Inc. (a)	385,224
3,900	Ezcorp, Inc., Class A (a)	65,832
15,300	Green Dot Corp., Class A (a)	402,849
6,300	Nelnet, Inc., Class A	242,235
5,500	Portfolio Recovery Associates, Inc. (a)	329,670
11,300	Regional Management Corp. (a)	359,340
7,825	World Acceptance Corp. (a)	703,624

		2,751,283

	Insurance — 2.4%
34,400	American Equity Investment Life Holding Co.	729,968
1,500	American Safety Insurance Holdings Ltd., (Bermuda) (a)	45,300
6,125	Aspen Insurance Holdings Ltd., (Bermuda)	222,276
41,800	CNO Financial Group, Inc.	601,920
2,200	Crawford & Co., Class B	21,340
5,100	HCI Group, Inc.	208,284
1,400	Horace Mann Educators Corp.	39,732
11,200	Maiden Holdings Ltd., (Bermuda)	132,272
1,100	Montpelier Re Holdings Ltd., (Bermuda)	28,655
3,000	Selective Insurance Group, Inc.	73,500
1,200	Stewart Information Services Corp.	38,388
3,300	United Fire Group, Inc.	100,551
1,006	Validus Holdings Ltd., (Bermuda)	37,202

		2,279,388

	Real Estate Investment Trusts (REITs) — 7.1%
800	Agree Realty Corp.	24,144
3,683	American Campus Communities, Inc.	125,774
79,200	Anworth Mortgage Asset Corp.	382,536
16,900	Ashford Hospitality Trust, Inc.	208,546
12,400	CapLease, Inc.	105,276
58,100	Capstead Mortgage Corp.	683,837
12,200	CBL & Associates Properties, Inc.	233,020
7,500	Chatham Lodging Trust	133,950
6,500	Chesapeake Lodging Trust	153,010
2,764	Colonial Properties Trust	62,162
9,700	CoreSite Realty Corp.	329,218
21,500	Cousins Properties, Inc.	221,235
24,275	DCT Industrial Trust, Inc.	174,537
7,900	DDR Corp.	124,109
2,700	EastGroup Properties, Inc.	159,867
19,600	Education Realty Trust, Inc.	178,360
35,600	First Industrial Realty Trust, Inc.	579,212
13,600	GEO Group, Inc. (The)	452,200
7,200	Glimcher Realty Trust	70,200
1,250	Home Properties, Inc.	72,188
5,200	LaSalle Hotel Properties	148,304
41,609	Lexington Realty Trust	467,269
3,300	LTC Properties, Inc.	125,334
2,700	Parkway Properties, Inc.	47,979
9,325	Pennsylvania Real Estate Investment Trust	174,378
17,900	Potlatch Corp.	710,272
1,975	PS Business Parks, Inc.	147,375
13,600	RAIT Financial Trust	96,288
2,400	Ramco-Gershenson Properties Trust	36,984
16,900	Redwood Trust, Inc.	332,761
1,200	Sun Communities, Inc.	51,144

		6,811,469

	Thrifts & Mortgage Finance — 1.2%
1,900	BofI Holding, Inc. (a)	123,234
5,000	HomeStreet, Inc.	96,500
2,400	OceanFirst Financial Corp.	40,584
16,575	Ocwen Financial Corp. (a)	924,388

		1,184,706

	Total Financials	20,469,738

	Health Care — 11.8%
	Biotechnology — 3.1%
1,500	Acorda Therapeutics, Inc. (a)	51,420
6,000	Aegerion Pharmaceuticals, Inc. (a)	514,260
500	Agios Pharmaceuticals, Inc. (a)	13,980
2,700	Alnylam Pharmaceuticals, Inc. (a)	172,827

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
11,200	AMAG Pharmaceuticals, Inc. (a) (m)	240,576
5,800	Celldex Therapeutics, Inc. (a)	205,494
6,300	FivePrime Therapeutics, Inc. (a)	82,530
1,800	Foundation Medicine, Inc. (a)	71,352
11,900	Infinity Pharmaceuticals, Inc. (a)	207,655
1,700	OncoMed Pharmaceuticals, Inc. (a)	26,027
2,200	Onconova Therapeutics, Inc. (a)	58,234
1,900	Ophthotech Corp. (a)	56,449
7,100	Pharmacyclics, Inc. (a)	982,782
1,700	Raptor Pharmaceutical Corp. (a)	25,398
51,800	Threshold Pharmaceuticals, Inc. (a)	240,870

		2,949,854

	Health Care Equipment & Supplies — 2.7%
4,400	ArthroCare Corp. (a)	156,552
16,600	Greatbatch, Inc. (a)	564,898
5,400	MAKO Surgical Corp. (a)	159,354
7,400	Medical Action Industries, Inc. (a)	49,136
40,600	NuVasive, Inc. (a)	994,294
3,800	PhotoMedex, Inc. (a)	60,420
1,700	RTI Biologics, Inc. (a)	6,358
3,200	Sirona Dental Systems, Inc. (a)	214,176
9,400	STERIS Corp.	403,824

		2,609,012

	Health Care Providers & Services — 2.6%
20,813	Amsurg Corp. (a)	826,276
9,900	Centene Corp. (a)	633,204
18,800	Gentiva Health Services, Inc. (a)	226,352
13,100	Molina Healthcare, Inc. (a)	466,360
8,400	Owens & Minor, Inc.	290,556
1,900	Providence Service Corp. (The) (a)	54,511
1,200	Triple-S Management Corp., (Puerto Rico), Class B (a)	22,068

		2,519,327

	Health Care Technology — 0.1%
2,800	MedAssets, Inc. (a)	71,176

	Life Sciences Tools & Services — 0.6%
19,800	Cambrex Corp. (a)	261,360
7,600	Furiex Pharmaceuticals, Inc. (a)	334,324
2,065	NanoString Technologies, Inc. (a)	22,715

		618,399

	Pharmaceuticals — 2.7%
2,200	Cornerstone Therapeutics, Inc. (a)	20,702
9,700	Impax Laboratories, Inc. (a)	198,947
5,600	Jazz Pharmaceuticals plc, (Ireland) (a)	515,032
24,600	Lannett Co., Inc. (a)	536,772
26,600	Medicines Co. (The) (a)	891,632
5,500	Questcor Pharmaceuticals, Inc.	319,000
16,800	Sciclone Pharmaceuticals, Inc. (a)	85,176

		2,567,261

	Total Health Care	11,335,029

	Industrials — 17.4%
	Aerospace & Defense — 2.2%
13,500	AAR Corp. (m)	368,955
1,100	Curtiss-Wright Corp.	51,656
21,700	Engility Holdings, Inc. (a)	688,541
4,600	Esterline Technologies Corp. (a)	367,494
9,100	Triumph Group, Inc.	639,002

		2,115,648

	Air Freight & Logistics — 0.3%
3,300	Atlas Air Worldwide Holdings, Inc. (a)	152,163
3,100	Park-Ohio Holdings Corp. (a)	119,102

		271,265

	Airlines — 1.7%
9,500	Alaska Air Group, Inc.	594,890
74,200	Republic Airways Holdings, Inc. (a)	882,980
11,400	SkyWest, Inc.	165,528

		1,643,398

	Building Products — 0.0% (g)
975	Gibraltar Industries, Inc. (a)	13,904

	Commercial Services & Supplies — 3.4%
11,000	ARC Document Solutions, Inc. (a)	50,490
6,200	Ceco Environmental Corp.	87,296
71,400	Cenveo, Inc. (a)	210,630
21,250	Deluxe Corp.	885,275
2,200	Herman Miller, Inc.	64,196
22,600	Kimball International, Inc., Class B	250,634
9,800	Knoll, Inc.	166,012
15,300	Quad/Graphics, Inc.	464,508
24,400	Steelcase, Inc., Class A	405,528
2,800	TMS International Corp., Class A	48,832
1,100	UniFirst Corp.	114,862
3,400	United Stationers, Inc.	147,900
12,300	Viad Corp.	306,885

		3,203,048

	Construction & Engineering — 0.8%
2,200	Argan, Inc.	48,334

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — Continued
9,175	EMCOR Group, Inc.	359,018
2,100	Michael Baker Corp.	84,987
13,018	Tutor Perini Corp. (a)	277,544

		769,883

	Electrical Equipment — 1.5%
3,600	Acuity Brands, Inc.	331,272
10,600	Brady Corp., Class A	323,300
6,000	EnerSys, Inc.	363,780
5,000	Generac Holdings, Inc.	213,200
3,800	LSI Industries, Inc.	32,072
2,700	Regal-Beloit Corp.	183,411

		1,447,035

	Machinery — 4.3%
8,000	Albany International Corp., Class A	286,960
4,800	Barnes Group, Inc.	167,616
4,000	Columbus McKinnon Corp. (a)	96,120
11,500	EnPro Industries, Inc. (a)	692,415
12,900	Federal Signal Corp. (a)	166,023
6,000	FreightCar America, Inc.	124,080
7,300	Global Brass & Copper Holdings, Inc. (a)	128,042
3,600	Hardinge, Inc.	55,620
3,200	Hyster-Yale Materials Handling, Inc.	286,944
6,100	Kadant, Inc.	204,899
4,500	LB Foster Co., Class A	205,830
8,100	NN, Inc.	126,036
800	Standex International Corp.	47,520
8,000	Trimas Corp. (a)	298,400
15,200	Wabash National Corp. (a)	177,232
14,700	Wabtec Corp.	924,189
1,000	Watts Water Technologies, Inc., Class A	56,370
8,900	Xerium Technologies, Inc. (a)	103,151

		4,147,447

	Professional Services — 1.8%
7,100	Barrett Business Services, Inc.	477,901
2,300	Heidrick & Struggles International, Inc.	43,838
4,200	Insperity, Inc.	157,920
1,600	Kelly Services, Inc., Class A	31,152
45,700	RPX Corp. (a)	801,121
5,400	TrueBlue, Inc. (a)	129,654
1,900	VSE Corp.	89,205

		1,730,791

	Road & Rail — 0.8%
500	AMERCO	92,065
2,100	Avis Budget Group, Inc. (a)	60,543
18,100	Quality Distribution, Inc. (a)	167,244
3,150	Saia, Inc. (a)	98,217
12,700	Swift Transportation Co. (a)	256,413
2,100	Universal Truckload Services, Inc.	55,986

		730,468

	Trading Companies & Distributors — 0.6%
6,775	Applied Industrial Technologies, Inc.	348,912
900	Beacon Roofing Supply, Inc. (a)	33,183
7,200	Edgen Group, Inc. (a)	54,720
2,700	United Rentals, Inc. (a)	157,383

		594,198

	Total Industrials	16,667,085

	Information Technology — 16.5%
	Communications Equipment — 1.4%
19,882	ARRIS Group, Inc. (a)	339,187
11,900	Aviat Networks, Inc. (a)	30,702
2,000	CalAmp Corp. (a)	35,260
22,600	Extreme Networks, Inc. (a)	117,972
60,100	Harmonic, Inc. (a)	462,169
1,800	Oplink Communications, Inc. (a)	33,876
4,700	PC-Tel, Inc.	41,595
2,500	Plantronics, Inc.	115,125
59,500	Tellabs, Inc.	135,065

		1,310,951

	Computers & Peripherals — 0.9%
10,400	Avid Technology, Inc. (a)	62,400
44,900	Silicon Graphics International Corp. (a)	729,625
5,400	Violin Memory, Inc. (a)	39,690

		831,715

	Electronic Equipment, Instruments & Components — 3.2%
25,200	Audience, Inc. (a)	283,248
25,000	Benchmark Electronics, Inc. (a)	572,250
11,700	Insight Enterprises, Inc. (a)	221,364
2,100	Littelfuse, Inc.	164,262
9,300	Newport Corp. (a)	145,359
61,000	Sanmina Corp. (a)	1,066,890
8,500	SYNNEX Corp. (a)	522,325
5,300	TTM Technologies, Inc. (a)	51,675

		3,027,373

	Internet Software & Services — 2.2%
23,100	Digital River, Inc. (a)	412,797
18,700	support.com, Inc. (a)	101,915
12,963	Tremor Video, Inc. (a)	119,649

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
87,159	United Online, Inc.	695,529
26,544	WebMD Health Corp. (a)	759,158
900	Xoom Corp. (a)	28,629

		2,117,677

	IT Services — 1.8%
15,525	CSG Systems International, Inc.	388,901
1,900	EVERTEC, Inc., (Puerto Rico)	42,199
5,700	Global Cash Access Holdings, Inc. (a)	44,517
8,000	Hackett Group, Inc. (The)	57,040
2,900	TeleTech Holdings, Inc. (a)	72,761
39,800	Unisys Corp. (a)	1,002,562
5,802	VeriFone Systems, Inc. (a)	132,634

		1,740,614

	Semiconductors & Semiconductor Equipment — 3.6%
6,350	Alpha & Omega Semiconductor Ltd. (a)	53,403
20,275	Amkor Technology, Inc. (a)	86,980
5,600	Brooks Automation, Inc.	52,136
17,506	Entegris, Inc. (a)	177,686
15,500	First Solar, Inc. (a)	623,255
16,300	FormFactor, Inc. (a)	111,818
12,400	Integrated Silicon Solution, Inc. (a)	135,036
10,000	Lattice Semiconductor Corp. (a)	44,600
1,500	M/A-COM Technology Solutions Holdings, Inc. (a)	25,530
4,000	Nanometrics, Inc. (a)	64,480
9,100	Pericom Semiconductor Corp. (a)	70,980
23,322	Photronics, Inc. (a)	182,611
25,500	Silicon Image, Inc. (a)	136,170
16,300	Skyworks Solutions, Inc. (a)	404,892
41,300	Spansion, Inc., Class A (a)	416,717
71,500	SunEdison, Inc. (a)	569,855
46,200	Ultra Clean Holdings, Inc. (a)	319,242

		3,475,391

	Software — 3.4%
26,684	Actuate Corp. (a)	196,128
10,000	Advent Software, Inc.	317,500
1,406	Aspen Technology, Inc. (a)	48,577
2,000	FireEye, Inc. (a)	83,060
1,500	Manhattan Associates, Inc. (a)	143,175
2,800	Monotype Imaging Holdings, Inc.	80,248
26,000	Pegasystems, Inc.	1,035,060
4,600	Progress Software Corp. (a)	119,048
7,340	PTC, Inc. (a)	208,676
1,300	Rovi Corp. (a)	24,921
41,500	Take-Two Interactive Software, Inc. (a)	753,640
52,000	TeleCommunication Systems, Inc., Class A (a)	127,920
11,700	Telenav, Inc. (a)	68,328
3,600	TIBCO Software, Inc. (a)	92,124

		3,298,405

	Total Information Technology	15,802,126

	Materials — 4.0%
	Chemicals — 1.8%
6,700	A Schulman, Inc.	197,382
2,600	American Pacific Corp. (a)	142,376
10,600	Axiall Corp.	400,574
800	FutureFuel Corp.	14,368
4,500	H.B. Fuller Co.	203,355
900	Innospec, Inc.	41,994
6,400	Koppers Holdings, Inc.	272,960
7,500	Minerals Technologies, Inc.	370,275
11,600	OMNOVA Solutions, Inc. (a)	99,180

		1,742,464

	Construction Materials — 0.2%
14,800	Headwaters, Inc. (a)	133,052

	Containers & Packaging — 1.0%
4,000	Boise, Inc.	50,400
39,700	Graphic Packaging Holding Co. (a)	339,832
5,875	Rock Tenn Co., Class A	594,961

		985,193

	Metals & Mining — 0.7%
15,300	Coeur Mining, Inc. (a)	184,365
4,300	SunCoke Energy, Inc. (a)	73,100
12,600	Worthington Industries, Inc.	433,818

		691,283

	Paper & Forest Products — 0.3%
5,300	Boise Cascade Co. (a)	142,835
9,200	Resolute Forest Products, Inc., (Canada) (a)	121,624

		264,459

	Total Materials	3,816,451

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
4,200	Atlantic Tele-Network, Inc.	218,946
9,500	IDT Corp., Class B	168,625
61,900	Inteliquent, Inc.	597,954
16,200	Premiere Global Services, Inc. (a)	161,352

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
4,650	Straight Path Communications, Inc., Class B (a)	24,459
13,692	Vonage Holdings Corp. (a)	42,993

		1,214,329

	Wireless Telecommunication Services — 0.1%
900	RingCentral, Inc., Class A (a)	16,218
3,600	USA Mobility, Inc.	50,976

		67,194

	Total Telecommunication Services	1,281,523

	Utilities — 2.8%
	Electric Utilities — 1.9%
9,425	El Paso Electric Co.	314,795
3,300	Empire District Electric Co. (The)	71,478
5,500	IDACORP, Inc.	266,200
1,900	MGE Energy, Inc.	103,645
26,675	Portland General Electric Co.	753,035
5,225	UNS Energy Corp.	243,590
1,900	Westar Energy, Inc.	58,235

		1,810,978

	Gas Utilities — 0.7%
419	AGL Resources, Inc. (m)	19,286
900	Chesapeake Utilities Corp.	47,241
3,200	Laclede Group, Inc. (The)	144,000
4,600	New Jersey Resources Corp.	202,630
1,400	Northwest Natural Gas Co.	58,772
2,600	Southwest Gas Corp.	130,000
1,700	WGL Holdings, Inc.	72,607

		674,536

	Independent Power Producers & Energy Traders — 0.1%
4,300	Pattern Energy Group, Inc. (a)	100,620

	Water Utilities — 0.1%
900	Artesian Resources Corp., Class A	20,025
5,600	Consolidated Water Co., Ltd., (Cayman
	Islands)	83,832

		103,857

	Total Utilities	2,689,991

	Total Common Stocks (Cost $65,642,053)	93,398,371

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
215,000	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $215,028)	215,067

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
2,428,813	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,428,813)	2,428,813

	Total Investments — 100.3% (Cost $68,285,894)	96,042,251
	Liabilities in Excess of Other Assets — (0.3)%	(264,862)

	NET ASSETS — 100.0%	$95,777,389

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	E-mini Russell 2000	12/20/13	$2,571,360	$17,507

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,407,627
Aggregate gross unrealized depreciation	(1,651,270)

Net unrealized appreciation/depreciation	$27,756,357

Federal income tax cost of investments	$68,285,894

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$95,827,184	$215,067	$—	$96,042,251

Appreciation in Other Financial Instruments
Futures Contracts	$17,507	$—	$—	$17,507

(a)	All portfolio holdings designated in Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for future collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.3%
	Consumer Discretionary — 16.4%
	Auto Components — 0.7%
14,211	Johnson Controls, Inc.	589,757

	Automobiles — 1.8%
44,160	General Motors Co. (a)	1,588,435

	Hotels, Restaurants & Leisure — 1.6%
6,040	McDonald’s Corp.	581,108
8,120	Royal Caribbean Cruises Ltd.	310,834
7,362	Yum! Brands, Inc.	525,573

		1,417,515

	Household Durables — 0.7%
6,090	Lennar Corp., Class A	215,586
130	NVR, Inc. (a)	119,495
8,330	PulteGroup, Inc.	137,445
4,540	Toll Brothers, Inc. (a)	147,232

		619,758

	Internet & Catalog Retail — 1.5%
2,690	Amazon.com, Inc. (a)	841,002
1,710	Expedia, Inc.	88,561
390	priceline.com, Inc. (a)	394,270

		1,323,833

	Media — 5.7%
7,570	CBS Corp. (Non-Voting), Class B	417,561
30,360	Comcast Corp., Class A	1,370,754
6,850	DISH Network Corp., Class A	308,319
2,900	Time Warner Cable, Inc.	323,640
35,795	Time Warner, Inc.	2,355,669
3,550	Walt Disney Co. (The)	228,939

		5,004,882

	Multiline Retail — 0.4%
1,610	Nordstrom, Inc.	90,482
4,900	Target Corp.	313,502

		403,984

	Specialty Retail — 3.2%
900	AutoZone, Inc. (a)	380,457
13,760	Home Depot, Inc. (The)	1,043,696
11,580	Lowe’s Cos., Inc.	551,324
1,280	Ross Stores, Inc.	93,184
13,450	TJX Cos., Inc.	758,445

		2,827,106

	Textiles, Apparel & Luxury Goods — 0.8%
2,780	Lululemon Athletica, Inc., (Canada) (a)	203,190
2,640	V.F. Corp.	525,492

		728,682

	Total Consumer Discretionary	14,503,952

	Consumer Staples — 5.9%
	Beverages — 1.7%
25,770	Coca-Cola Co. (The)	976,167
1,050	Constellation Brands, Inc., Class A (a)	60,270
6,490	PepsiCo, Inc.	515,955

		1,552,392

	Food & Staples Retailing — 0.7%
11,430	CVS Caremark Corp.	648,652

	Food Products — 1.1%
5,510	Archer-Daniels-Midland Co.	202,989
4,588	General Mills, Inc.	219,857
17,039	Mondelez International, Inc., Class A	535,365

		958,211

	Household Products — 1.5%
4,470	Colgate-Palmolive Co.	265,071
13,737	Procter & Gamble Co. (The)	1,038,380

		1,303,451

	Tobacco — 0.9%
9,220	Philip Morris International, Inc.	798,360

	Total Consumer Staples	5,261,066

	Energy — 10.4%
	Energy Equipment & Services — 2.8%
6,350	Cameron International Corp. (a)	370,650
7,570	Ensco plc, (United Kingdom), Class A	406,887
18,858	Schlumberger Ltd.	1,666,293

		2,443,830

	Oil, Gas & Consumable Fuels — 7.6%
5,440	Anadarko Petroleum Corp.	505,866
2,900	Apache Corp.	246,906
4,300	Cheniere Energy, Inc. (a)	146,802
11,680	Chevron Corp.	1,419,120
5,200	ConocoPhillips	361,452
1,870	EOG Resources, Inc.	316,554
11,695	Exxon Mobil Corp.	1,006,238
8,546	Marathon Oil Corp.	298,084
4,260	Marathon Petroleum Corp.	274,003
13,097	Occidental Petroleum Corp.	1,225,093
6,700	Phillips 66	387,394
4,980	Valero Energy Corp.	170,067
9,960	Williams Cos., Inc. (The)	362,146

		6,719,725

	Total Energy	9,163,555

	Financials — 14.7%
	Capital Markets — 3.0%
3,800	Ameriprise Financial, Inc.	346,104
3,256	Goldman Sachs Group, Inc. (The)	515,132
15,470	Invesco Ltd.	493,493
28,791	Morgan Stanley	775,917
5,570	State Street Corp.	366,227
4,265	TD Ameritrade Holding Corp.	111,658

		2,608,531

	Commercial Banks — 2.5%
820	PNC Financial Services Group, Inc. (The)	59,409
2,200	SunTrust Banks, Inc.	71,324
50,753	Wells Fargo & Co.	2,097,114

		2,227,847

	Consumer Finance — 0.8%
1,570	American Express Co.	118,566
9,000	Capital One Financial Corp.	618,660

		737,226

	Diversified Financial Services — 4.0%
103,399	Bank of America Corp.	1,426,906
26,084	Citigroup, Inc.	1,265,335
4,650	IntercontinentalExchange, Inc. (a)	843,603

		3,535,844

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — 4.0%
16,898	ACE Ltd., (Switzerland)	1,580,977
1,050	Aflac, Inc.	65,090
860	Aon plc, (United Kingdom)	64,018
9,390	Hartford Financial Services Group, Inc.	292,217
6,670	Marsh & McLennan Cos., Inc.	290,479
19,120	MetLife, Inc.	897,684
2,200	Prudential Financial, Inc.	171,556
1,980	RenaissanceRe Holdings Ltd., (Bermuda)	179,249

		3,541,270

	Real Estate Investment Trusts (REITs) — 0.4%
2,260	Simon Property Group, Inc.	335,000

	Total Financials	12,985,718

	Health Care — 12.6%
	Biotechnology — 3.1%
590	Aegerion Pharmaceuticals, Inc. (a)	50,569
3,650	Alexion Pharmaceuticals, Inc. (a)	423,984
4,570	Biogen Idec, Inc. (a)	1,100,273
5,349	Celgene Corp. (a)	823,371
4,340	Vertex Pharmaceuticals, Inc. (a)	329,059

		2,727,256

	Health Care Equipment & Supplies — 0.5%
5,800	Baxter International, Inc.	381,002
150	Intuitive Surgical, Inc. (a)	56,440

		437,442

	Health Care Providers & Services — 3.0%
3,330	Cardinal Health, Inc.	173,660
6,780	DaVita HealthCare Partners, Inc. (a)	385,782
4,480	Humana, Inc.	418,118
24,260	UnitedHealth Group, Inc.	1,737,259

		2,714,819

	Health Care Technology — 0.1%
1,170	Cerner Corp. (a)	61,484

	Life Sciences Tools & Services — 0.2%
830	Mettler-Toledo International, Inc. (a)	199,275

	Pharmaceuticals — 5.7%
30,860	Bristol-Myers Squibb Co.	1,428,201
36,530	Johnson & Johnson	3,166,786
9,232	Merck & Co., Inc.	439,535

		5,034,522

	Total Health Care	11,174,798

	Industrials — 10.3%
	Aerospace & Defense — 3.6%
14,040	Honeywell International, Inc.	1,165,882
19,095	United Technologies Corp.	2,058,823

		3,224,705

	Airlines — 0.4%
10,760	Delta Air Lines, Inc.	253,828
2,080	United Continental Holdings, Inc. (a)	63,877

		317,705

	Building Products — 0.5%
20,250	Masco Corp.	430,920

	Commercial Services & Supplies — 0.3%
6,910	Tyco International Ltd., (Switzerland)	241,712

	Construction & Engineering — 1.3%
16,890	Fluor Corp.	1,198,514

	Electrical Equipment — 1.0%
1,740	Eaton Corp. plc, (Ireland)	119,781
11,228	Emerson Electric Co.	726,452

		846,233

	Machinery — 1.2%
14,823	PACCAR, Inc.	825,048
930	Pentair Ltd., (Switzerland)	60,395
2,130	SPX Corp.	180,283

		1,065,726

	Road & Rail — 1.7%
31,980	CSX Corp.	823,165
4,110	Norfolk Southern Corp.	317,908
2,140	Union Pacific Corp.	332,428

		1,473,501

	Trading Companies & Distributors — 0.3%
1,150	W.W. Grainger, Inc.	300,967

	Total Industrials	9,099,983

	Information Technology — 20.9%
	Communications Equipment — 3.1%
64,583	Cisco Systems, Inc.	1,512,534
18,504	QUALCOMM, Inc.	1,246,429

		2,758,963

	Computers & Peripherals — 3.1%
4,868	Apple, Inc.	2,320,819
16,780	Hewlett-Packard Co.	352,044
1,460	SanDisk Corp.	86,885

		2,759,748

	Internet Software & Services — 4.3%
15,300	eBay, Inc. (a)	853,587
4,450	Facebook, Inc., Class A (a)	223,568
2,862	Google, Inc., Class A (a)	2,506,855
900	LinkedIn Corp., Class A (a)	221,454

		3,805,464

	IT Services — 1.9%
900	Alliance Data Systems Corp. (a)	190,323
3,360	Cognizant Technology Solutions Corp., Class A (a)	275,923
7,287	Genpact Ltd., (Bermuda) (a)	137,579
380	MasterCard, Inc., Class A	255,656
3,930	Visa, Inc., Class A	751,023

		1,610,504

	Semiconductors & Semiconductor Equipment — 4.3%
2,040	Altera Corp.	75,806
29,737	Applied Materials, Inc.	521,587
634	ASML Holding N.V., (Netherlands)	62,614
29,040	Avago Technologies Ltd., (Singapore)	1,252,205
12,100	Broadcom Corp., Class A	314,721
7,740	Freescale Semiconductor Ltd. (a)	128,871
6,880	KLA-Tencor Corp.	418,648
16,516	Lam Research Corp. (a)	845,454
1,950	Maxim Integrated Products, Inc.	58,110
8,860	ON Semiconductor Corp. (a)	64,678
3,590	Teradyne, Inc. (a)	59,307

		3,802,001

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — 4.2%
8,380	Adobe Systems, Inc. (a)	435,257
4,310	Citrix Systems, Inc. (a)	304,329
58,583	Microsoft Corp.	1,951,400
29,530	Oracle Corp.	979,510
700	VMware, Inc., Class A (a)	56,630

		3,727,126

	Total Information Technology	18,463,806

	Materials — 2.7%
	Chemicals — 1.6%
3,060	Air Products & Chemicals, Inc.	326,104
8,064	Axiall Corp.	304,739
15,470	Dow Chemical Co. (The)	594,048
2,970	Methanex Corp., (Canada)	152,272

		1,377,163

	Containers & Packaging — 0.2%
400	Ball Corp.	17,952
2,890	Crown Holdings, Inc. (a)	122,189

		140,141

	Metals & Mining — 0.9%
13,793	Alcoa, Inc.	111,999
15,451	Freeport-McMoRan Copper & Gold, Inc.	511,119
10,100	United States Steel Corp.	207,959

		831,077

	Total Materials	2,348,381

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
15,353	Verizon Communications, Inc.	716,371

	Utilities — 1.6%
	Electric Utilities — 1.2%
4,800	Edison International	221,088
7,180	NextEra Energy, Inc.	575,549
10,260	Xcel Energy, Inc.	283,278

		1,079,915

	Multi-Utilities — 0.4%
1,890	DTE Energy Co.	124,702
1,820	NiSource, Inc.	56,220
2,040	Sempra Energy	174,624

		355,546

	Total Utilities	1,435,461

	Total Common Stocks (Cost $71,123,364)	85,153,091

Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,165,554	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $1,165,554)	1,165,554

	Total Investments — 97.6% (Cost $72,288,918)	86,318,645
	Other Assets in Excess of Liabilities — 2.4%	2,131,620

	NET ASSETS — 100.0%	$88,450,265

Percentages indicated are based on net assets.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500	12/20/13	$251,145	$(3,374)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,554,854
Aggregate gross unrealized depreciation	(525,127)

Net unrealized appreciation/depreciation	$14,029,727

Federal income tax cost of investments	$72,288,918

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$86,318,645	$—	$—	$86,318,645
Depreciation in Other Financial Instruments
Futures Contracts	$(3,374)	$—	$—	$(3,374)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013